Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Entity Registrant Name	BLUEFIRE RENEWABLES, INC.
Entity Central Index Key	0001370489
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 65,271	$ 15,028	$ 592,359
Department of Energy unbilled receivables	20,116	207,570	51,769
Prepaid expenses	9,898	15,911	39,258
Debt issuance costs	107,532		195,698
Total current assets	202,817	238,509	683,386
Property, plant and equipment, net of accumulated depreciation of $99,500 and $88,205, respectively	1,231,696	1,187,766	1,059,068
Total assets	1,434,513	1,426,275	1,938,152
Current liabilities:
Accounts payable	1,081,391	718,018	387,913
Accrued liabilities	541,137	466,916	130,650
Convertible notes payable	284,319
Line of credit, related party	15,230	19,230
Note payable to a related party, net of discount of $0 and $0, respectively	200,000	200,000	126,115
Department of Energy billings in excess of estimated earnings	354,000	354,000
Outstanding warrant liability - current		831
Derivative liability	105,941
Total current liabilities	2,582,018	1,758,995	644,678
Outstanding warrant liability	33,155	34,095	764,615
Total liabilities	2,615,173	1,793,090	1,409,293
Noncontrolling interest - redeemable	849,756	852,531	750,000
Stockholders' deficit:
Preferred stock, no par value, 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value; 100,000,000 shares authorized; 33,063,557 and 32,099,840 shares issued; and 33,031,385 and 32,067,668 outstanding, as of September 30, 2012 and December 31, 2011, respectively	33,063	32,099	28,555
Additional paid-in capital	14,779,292	14,543,019	14,169,756
Treasury stock at cost, 32,172 shares at September 30, 2012 and December 31, 2011	(101,581)	(101,581)	(101,581)
Deficit accumulated during the development stage	(16,741,190)	(15,692,883)	(14,317,871)
Total stockholders' deficit	(2,030,416)	(1,219,346)	(221,141)
Total liabilities and stockholders' deficit	$ 1,434,513	$ 1,426,275	$ 1,938,152

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, plant and equipment, accumulated depreciation	$ 99,500	$ 88,205	$ 69,299
Note payable to a related party, discount	$ 0	$ 0	$ 73,885
Preferred stock, no par value	$ 0	$ 0	$ 0
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	33,063,557	32,099,840	28,555,400
Common stock, shares outstanding	33,031,385	32,067,668	28,523,228
Treasury stock, shares	32,172	32,172	32,172

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		69 Months Ended	78 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Revenues:
Consulting fees	$ 22,000		$ 113,900	$ 3,849	$ 3,849	$ 71,196	$ 143,615	$ 257,515
Total revenues	188,421	137,195	492,132	482,312	204,326	669,343	6,316,390	6,808,522
Operating expenses:
Project development, including stock based compensation of $0, $0, and $4,468,490, respectively	129,070	158,105	420,343	428,611	595,302	1,096,653	18,931,157	19,351,500
General and administrative, including stock based compensation of $161,851, $52,487,and $6,311,670, respectively	308,614	612,078	987,023	1,347,006	1,752,774	1,996,645	309,000	17,771,072
Related party license fee							1,000,000	1,000,000
Total operating expenses	437,684	770,183	1,407,366	1,775,617	2,348,076	3,093,298	36,715,206	38,122,572
Operating loss	(249,263)	(632,988)	(915,234)	(1,293,305)	(2,143,750)	(2,423,955)	(30,398,816)	(31,314,050)
Other income and (expense):
Gain from change in fair value of warrant liability	7,216	35,195	1,771	798,951	855,251	1,509,778	2,932,490	2,934,261
Gain from change in fair value of derivative liability	31,013		55,629					55,629
Other income						1,122	256,295	256,295
Financing related charge	0	0	0	0			(211,660)	(211,660)
Amortization of debt discount	(92,404)		(182,657)			(9,851)	(686,833)	(869,490)
Interest expense							(56,097)	(56,097)
Related party interest expense	(1,322)	(34,218)	(2,412)	(97,638)	(104,402)		(169,368)	(171,780)
Loss on extinguishment of debt							(2,818,370)	(2,818,370)
Gain on settlement of accrued rent					7,920		7,920	7,920
Loss on the retirement of warrants							146,718	146,718
Total other income and (expense)	(55,497)	977	(127,669)	701,313	758,769	1,501,049	(892,341)	(1,020,010)
Loss before provision for income taxes	(304,760)	(632,011)	(1,042,903)	(591,992)	(1,384,981)	(922,906)	(31,291,157)	(32,334,060)
Provision for income taxes	(7,354)		(8,179)				(83,147)	(91,326)
Net loss	(312,114)	(632,011)	(1,051,082)	(591,992)	(1,384,981)	(922,906)	(31,374,304)	(32,425,386)
Net loss attributable to noncontrolling interest	(233)	0	2,775	0	9,969		(9,969)	(12,744)
Net loss attributable to controlling interest	(311,881)	(632,011)	(1,048,307)	(591,992)	(1,375,012)	(922,906)	(31,364,335)	(32,412,642)
Basic and diluted loss per common share attributable to controlling interest	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.02)	$ (0.05)	$ (0.03)
Weighted average common shares outstanding, basic and diluted	32,863,893	30,205,294	32,636,527	29,728,327	30,101,167	28,379,920
Billed Revenues
Revenues:
Department of Energy grant revenues	166,421	36,382	378,232	364,370	31,704	569,879	5,975,734	6,353,966
Unbilled Revenues
Revenues:
Department of Energy grant revenues	$ 0	$ 100,813	$ 0	$ 114,093	$ 28,268	$ 168,773	$ 197,041	$ 197,041

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	9 Months Ended	12 Months Ended		69 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Project Development
Allocated Share-based Compensation Expense		$ 0	$ 0	$ 4,468,490
General and administrative
Allocated Share-based Compensation Expense	$ 4,487,000	$ 161,851	$ 52,487	$ 6,311,670

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	Total	2nd Issuance during the Period	9th Issuance during the Period	Founders 1st Issuance during the Period	Services	Services 1st Issuance during the Period	Services 2nd Issuance during the Period	Services 3rd Issuance during the Period	Services 4th Issuance during the Period	Services 5th Issuance during the Period	Services 6th Issuance during the Period	Services 7th Issuance during the Period	Services 8th Issuance during the Period	Services 9th Issuance during the Period	Services 10th Issuance during the Period	Services 11th Issuance during the Period	Services 13th Issuance during the Period	Options	Warrants	Cash 1st Issuance during the Period	Cash 5th Issuance during the Period	Cash 8th Issuance during the Period	Cash 12th Issuance during the Period	Cash 17th Issuance during the Period	Debt replacement 11th Issuance during the Period	Convertible note agreement 12th Issuance during the Period	Convertible Notes Payable 13th Issuance during the Period	Convertible Notes Payable 16th Issuance during the Period	Interest payments 14th Issuance during the Period	Accounts Payable 2nd Issuance during the Period	Accrued rent 14th Issuance during the Period	Common Stock	Common Stock 2nd Issuance during the Period	Common Stock 9th Issuance during the Period	Common Stock Founders 1st Issuance during the Period	Common Stock Services 1st Issuance during the Period	Common Stock Services 2nd Issuance during the Period	Common Stock Services 3rd Issuance during the Period	Common Stock Services 4th Issuance during the Period	Common Stock Services 5th Issuance during the Period	Common Stock Services 6th Issuance during the Period	Common Stock Services 7th Issuance during the Period	Common Stock Services 8th Issuance during the Period	Common Stock Services 9th Issuance during the Period	Common Stock Services 10th Issuance during the Period	Common Stock Services 11th Issuance during the Period	Common Stock Services 13th Issuance during the Period	Common Stock Cash 1st Issuance during the Period	Common Stock Cash 5th Issuance during the Period	Common Stock Cash 8th Issuance during the Period	Common Stock Cash 12th Issuance during the Period	Common Stock Cash 17th Issuance during the Period	Common Stock Convertible Notes Payable 16th Issuance during the Period	Common Stock Interest payments 14th Issuance during the Period	Common Stock Accounts Payable 2nd Issuance during the Period	Common Stock Accrued rent 14th Issuance during the Period	Additional Paid-in Capital	Additional Paid-in Capital 2nd Issuance during the Period	Additional Paid-in Capital 9th Issuance during the Period	Additional Paid-in Capital Services	Additional Paid-in Capital Services 1st Issuance during the Period	Additional Paid-in Capital Services 2nd Issuance during the Period	Additional Paid-in Capital Services 3rd Issuance during the Period	Additional Paid-in Capital Services 4th Issuance during the Period	Additional Paid-in Capital Services 5th Issuance during the Period	Additional Paid-in Capital Services 6th Issuance during the Period	Additional Paid-in Capital Services 7th Issuance during the Period	Additional Paid-in Capital Services 8th Issuance during the Period	Additional Paid-in Capital Services 9th Issuance during the Period	Additional Paid-in Capital Services 10th Issuance during the Period	Additional Paid-in Capital Services 11th Issuance during the Period	Additional Paid-in Capital Services 13th Issuance during the Period	Additional Paid-in Capital Options	Additional Paid-in Capital Warrants	Additional Paid-in Capital Cash 1st Issuance during the Period	Additional Paid-in Capital Cash 5th Issuance during the Period	Additional Paid-in Capital Cash 8th Issuance during the Period	Additional Paid-in Capital Cash 12th Issuance during the Period	Additional Paid-in Capital Cash 17th Issuance during the Period	Additional Paid-in Capital Debt replacement 11th Issuance during the Period	Additional Paid-in Capital Convertible note agreement 12th Issuance during the Period	Additional Paid-in Capital Convertible Notes Payable 13th Issuance during the Period	Additional Paid-in Capital Convertible Notes Payable 16th Issuance during the Period	Additional Paid-in Capital Interest payments 14th Issuance during the Period	Additional Paid-in Capital Accounts Payable 2nd Issuance during the Period	Additional Paid-in Capital Accrued rent 14th Issuance during the Period	Deficit Accumulated During Development Stage	Treasury Stock
Balance at Mar. 27, 2006
Common shares retained by Sucre Agricultural Corp., Shareholders (in shares)																																4,028,264
Common shares retained by Sucre Agricultural Corp., Shareholders	690,000																															4,028																									685,972
Share-based compensation																		114,811	100,254																																																						114,811	100,254
Costs associated with the acquisition of Sucre Agricultural Corp.	(3,550)																																																								(3,550)
Common shares issued (in shares)																																			17,000,000		37,500	20,000	20,000	20,000
Common shares issued				17,000			112,000	67,001	73,000	73,000																									17,000		38	20	20	20																						111,962	66,981	72,980	72,980
Estimated value of common shares at $3.99 per share and warrants at $2.90 issuable for services upon vesting in February 2007					160,000																																																							160,000
Net income (loss)	(1,555,497)																																																																																						(1,555,497)
Balance at Dec. 31, 2006	(151,981)																															21,126																									1,382,390																														(1,555,497)
Balance (in shares) at Dec. 31, 2006																																21,125,764
Share-based compensation																		4,692,863																																																							4,692,863
Conversion of $2,000,000 note payable in August 2007 at $2.90 per share (in shares)																																																					689,655
Conversion of $2,000,000 note payable in August 2007 at $2.90 per share																												2,000,000																									689																														1,999,311
Exercise of stock options in July 2007 at $2.00 per share (in shares)																																20,000
Exercise of stock options in July 2007 at $2.00 per share	40,000																															20																									39,980
Share based compensation related to employment agreement (in shares)																																	10,000	50,000
Share based compensation related to employment agreement	3,482,000	39,900	275,001																														10	50																								39,890	274,951
Fair value of warrants									158,118		305,307	269,839													107,459	332,255	2,000,000																																					158,118		305,307	269,839													107,459	332,255	2,000,000
Loss on Extinguishment of debt in December 2007	955,637																																																								955,637
Common shares issued (in shares)																																						37,500		37,500			37,500		13,000			284,750				5,740,741		15,143
Common shares issued								138,875		269,250			234,375		65,914					756,160				14,360,000					55,584									38		37			37		13			285				5,741		15									138,837		269,213			234,338		65,901					755,875				14,354,259					55,569
Net income (loss)	(14,276,418)																																																																																						(14,276,418)
Balance at Dec. 31, 2007	12,628,138																															28,061																									28,431,992																														(15,831,915)
Balance (in shares) at Dec. 31, 2007																																28,061,553
Share-based compensation																		3,769,276																																																							3,769,276
Purchase of treasury (in shares)																																(32,172)
Purchase of treasury shares between April to September 2008 at an average of $3.12	(101,581)																																																																																							(101,581)
Common shares issued (in shares)																																				30,000	41,500
Common shares issued						123,000	63,855																													30	41																								122,970	63,814
Net income (loss)	(14,370,594)																																																																																						(14,370,594)
Balance at Dec. 31, 2008	2,112,094																															28,132																									32,388,052																														(30,202,509)	(101,581)
Balance (in shares) at Dec. 31, 2008																																28,100,881
Cumulative effect of warrants reclassified																																																									(18,586,588)																														18,586,588
Reclassification of long term warrant liability	(2,915,136)																																																																																						(2,915,136)
Option to purchase Common shares for services in August 2009 at an option price of $3.00 for 100,000 shares					8,273																																																							8,273
Common shares to be issued for services in August 2009 at $0.80 per share					80,000																																																							80,000
Common shares issued (in shares)																																				11,412	30,000	100,000	22,500
Common shares issued						17,118	26,400	80,000	20,701																											11	30	100	23																						17,107	26,370	79,900	20,678
Net income (loss)	1,136,902																																																																																						1,136,092
Balance at Dec. 31, 2009	565,542																															28,296																									14,033,792																														(13,394,965)	(101,581)
Balance (in shares) at Dec. 31, 2009																																28,264,793
Common shares cancelled (in shares)																																(43,000)
Common shares cancelled in October 2010 at $0.30 per share	(13,000)																															(43)																									(12,957)
Discount on related party note payable	83,736																																																								83,736
Common shares issued (in shares)																																				37,500	43,000	100,000	37,500	30,000	37,000	6,435	10,000
Common shares issued						13,500	13,000		6,750	7,200	17,020	3,217	4,800																							38	43	100	38	30	37	6	10																		13,462	12,957	(100)	6,712	7,170	16,983	3,211	4,790
Net income (loss)	(922,906)																																																																																						(922,906)
Balance at Dec. 31, 2010	(221,141)																															28,555																									14,169,756																														(14,317,871)	(101,581)
Balance (in shares) at Dec. 31, 2010	28,523,228																															28,523,228
Committed shares issued to LPC (in shares)																																600,000
Committed shares issued to LPC																																600																									(600)
Common shares issued (in shares)																																						30,000	26,042		155,034	75,000		10,000	173,077	253,638	85,721	428,571	284,045	175,438	659,894				60,000	527,980
Common shares issued								12,600	11,250		29,132	12,000		1,800	26,152	57,259	11,658			24,438	70,000	30,000	100,000							29,100	73,918							30	26		155	75		10	173	253	86	429	284	175	660				60	528							12,570	11,224		28,977	11,925		1,790	25,979	57,006	11,572			24,009	69,716	29,825	99,340							29,040	73,390
Accretion of redeemable noncontrolling interest	(112,500)																																																								(112,500)
Net income (loss)	(1,375,012)																																																																																						(1,375,012)
Balance at Dec. 31, 2011	$ (1,219,346)																															$ 32,099																									$ 14,543,019																														$ (15,692,883)	$ (101,581)
Balance (in shares) at Dec. 31, 2011	32,067,668																															32,067,668

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (Parenthetical) (USD $)	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended						9 Months Ended	12 Months Ended						9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended																																12 Months Ended
	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006 Services	Dec. 31, 2009 Services	Dec. 31, 2006 1st Issuance during the Period Founders	Dec. 31, 2010 1st Issuance during the Period Services	Dec. 31, 2009 1st Issuance during the Period Services	Dec. 31, 2008 1st Issuance during the Period Services	Dec. 31, 2011 1st Issuance during the Period Cash	Dec. 31, 2007 1st Issuance during the Period Cash	Dec. 31, 2007 2nd Issuance during the Period	Dec. 31, 2006 2nd Issuance during the Period Services	Dec. 31, 2010 2nd Issuance during the Period Services	Dec. 31, 2009 2nd Issuance during the Period Services	Dec. 31, 2008 2nd Issuance during the Period Services	Dec. 31, 2011 2nd Issuance during the Period Accounts Payable	Dec. 31, 2011 2nd Issuance during the Period Accounts Payable Minimum	Dec. 31, 2011 2nd Issuance during the Period Accounts Payable Maximum	Dec. 31, 2006 3rd Issuance during the Period Services	Dec. 31, 2011 3rd Issuance during the Period Services	Dec. 31, 2010 3rd Issuance during the Period Services	Dec. 31, 2009 3rd Issuance during the Period Services	Dec. 31, 2008 3rd Issuance during the Period Services	Dec. 31, 2007 3rd Issuance during the Period Services	Dec. 31, 2006 4th Issuance during the Period Services	Dec. 31, 2011 4th Issuance during the Period Services	Dec. 31, 2010 4th Issuance during the Period Services	Dec. 31, 2009 4th Issuance during the Period Services	Dec. 31, 2008 4th Issuance during the Period Services	Dec. 31, 2007 4th Issuance during the Period Services	Dec. 31, 2006 5th Issuance during the Period Services	Dec. 31, 2010 5th Issuance during the Period Services	Dec. 31, 2009 5th Issuance during the Period Services	Dec. 31, 2007 5th Issuance during the Period Services	Dec. 31, 2011 5th Issuance during the Period Cash	Dec. 31, 2011 5th Issuance during the Period Cash Minimum	Dec. 31, 2011 5th Issuance during the Period Cash Maximum	Dec. 31, 2011 6th Issuance during the Period Services	Dec. 31, 2010 6th Issuance during the Period Services	Dec. 31, 2007 6th Issuance during the Period Services	Dec. 31, 2011 6th Issuance during the Period Services Minimum	Dec. 31, 2011 6th Issuance during the Period Services Maximum	Dec. 31, 2011 7th Issuance during the Period Services	Dec. 31, 2010 7th Issuance during the Period Services	Dec. 31, 2007 7th Issuance during the Period Services	Dec. 31, 2010 8th Issuance during the Period Services	Dec. 31, 2007 8th Issuance during the Period Services	Dec. 31, 2011 8th Issuance during the Period Cash	Dec. 31, 2011 8th Issuance during the Period Cash Minimum	Dec. 31, 2011 8th Issuance during the Period Cash Maximum	Dec. 31, 2007 9th Issuance during the Period	Dec. 31, 2011 9th Issuance during the Period Services	Dec. 31, 2011 10th Issuance during the Period Services	Dec. 31, 2007 10th Issuance during the Period Services	Dec. 31, 2011 11th Issuance during the Period Services	Dec. 31, 2011 11th Issuance during the Period Services Minimum	Dec. 31, 2011 11th Issuance during the Period Services Maximum	Dec. 31, 2007 11th Issuance during the Period Debt replacement	Dec. 31, 2011 12th Issuance during the Period Cash	Dec. 31, 2011 12th Issuance during the Period Cash Minimum	Dec. 31, 2011 12th Issuance during the Period Cash Maximum	Dec. 31, 2011 13th Issuance during the Period	Dec. 31, 2007 13th Issuance during the Period	Dec. 31, 2011 13th Issuance during the Period Services	Dec. 31, 2007 14th Issuance during the Period Interest payments	Dec. 31, 2011 14th Issuance during the Period Accrued rent	Dec. 31, 2007 15th Issuance during the Period Interest payments	Dec. 31, 2007 16th Issuance during the Period Convertible Notes Payable	Dec. 31, 2007 17th Issuance during the Period Cash
Common shares cancelled, price per share.	$ 0.3
Option to purchase Common shares for services, option price					$ 3
Conversion of senior secured convertible notes payable																																																																					$ 2,000,000
Exercise of stock options, price per share			$ 2																																											$ 5.4
Fair value of warrants, price per share																															$ 4.7										$ 6.11																		$ 4.18
Common shares cancelled, date	2010-10
Option to purchase Common shares for services, shares					100,000
Convertible note payable amount with warrants and beneficial conversion feature																																																																2,000,000
Common shares issued, price per share	$ 0.24				$ 0.8	$ 0.001	$ 0.36	$ 1.5	$ 4.1	$ 0.35	$ 2	$ 3.99	$ 2.99	$ 0.3	$ 0.88	$ 3.75		$ 0.47	$ 0.5	$ 3.35	$ 0.42	$ 0.8	$ 0.8	$ 2.75	$ 5.92	$ 3.65	$ 0.43	$ 0.18	$ 0.89	$ 0.57		$ 3.65	$ 0.95	$ 0.95	$ 7.18		$ 0.22	$ 0.29		$ 0.46		$ 0.17	$ 0.2	$ 0.16	$ 0.5		$ 0.048	$ 6.25		$ 0.16	$ 0.18	$ 5.5	$ 0.18	$ 0.15	$ 5.07		$ 0.21	$ 0.23			$ 0.15	$ 0.16			$ 0.14	$ 4.48	$ 0.14	$ 2.96	$ 2.9	$ 2.7
Common shares issued for cash, legal costs																																																																						90,000
Common shares issued for cash, private placement costs, shares											6,250
Common shares issued for cash, discount from warrant liability										125,562																																																												1,050,000
Common shares issued for cash, private placement costs											$ 12,500
Common shares issued, date	2010-07						2010-03	2009-09	2007-08	2011-01	2007-01		2006-11	2010-05	2009-07	2008-07	2011-03			2006-11	2011-03	2010-05	2009-08	2008-09	2007-02	2006-12	2011-04	2010-05	2009-09	2012-12	2007-02	2006-12	2009-10	2010-09	2007-03	2011-05			2011-07	2010-10				2011-08	2010-11		2010-12	2007-06	2011-07				2011-09	2011-10	2008-08	2011-11				2011-11			2011-12			2010-10	2011-12	2007-12		2007-12
Purchase of treasury shares between April to September, average price per share		$ 3.12
Estimated value of common shares, price per share				$ 3.99
Estimated value of warrants, price per share				$ 2.9

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		69 Months Ended	78 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Cash flows from operating activities:
Net loss	$ (1,051,082)	$ (591,992)	$ (1,384,981)	$ (922,906)	$ (31,374,304)	$ (32,425,386)
Adjustments to reconcile net loss to net cash used in operating activities:
Founders shares					17,000	17,000
Costs associated with purchase of Sucre Agricultural Corp					(3,550)	(3,550)
Interest expense on beneficial conversion feature of convertible notes					676,983	676,983
Loss on extinguishment of convertible debt					2,718,370	2,718,370
Loss on the retirement of warrants					146,718	146,718
Gain from change in fair value of warrant liability	(1,771)	(798,951)	(855,251)	(1,509,778)	(2,932,490)	(2,934,261)
Change in fair value of derivative liability	(55,629)					(55,629)
Common stock issued for interest on convertible notes					55,585	55,585
Discount on sale of stock associated with private placement					211,660	211,660
Accretion of discount on note payable to related party		73,885	73,885	9,851	83,736	83,736
Loss from change in accounting estimate on Department of Energy billings			354,000		354,000	354,000
Debt issuance costs for rejected loan guarantees		309,834	309,834	273,800	583,634	583,634
Gain on settlement of accrued rent			(7,920)		(7,920)	(7,920)
Share-based compensation	92,236	46,782	161,851	52,487	11,552,467	11,644,703
Depreciation	193,907	15,827	18,951	25,522	88,607	282,514
Changes in operating assets and liabilities:
Department of Energy unbilled grant receivable	187,454	(62,324)	(117,004)	(28,267)	(145,271)	42,183
Department of Energy grant receivable				207,380		(354,000)
Prepaid expenses and other current assets	6,013	20,924	23,348	11,532	(15,912)	(9,899)
Accounts payable	363,374	116,864	377,751	8,146	721,442	1,084,817
Accrued liabilities	74,221	145,486	336,266	(135,374)	446,288	520,508
Accrued interest, related party		23,753
Net cash used in operating activities	(191,277)	(699,912)	(709,270)	(2,007,607)	(16,822,957)	(17,014,234)
Cash flows from investing activities:
Acquisition of property and equipment				(5,508)	(217,636)	(217,636)
Construction in progress	(55,180)	(130,976)	(123,155)	(889,739)	(1,012,894)	(1,068,074)
Net cash used in investing activities	(55,180)	(130,976)	(123,155)	(895,247)	(1,230,530)	(1,285,710)
Cash flows from financing activities:
Cash paid for treasury stock					(101,581)	(101,581)
Cash received in acquisition of Sucre Agricultural Corp.					690,000	690,000
Proceeds from sale of stock through private placement	0		0	0	544,500	544,500
Proceeds from exercise of stock options					40,000	40,000
Proceeds from issuance of common stock	35,000	250,000	350,000		14,710,000	14,745,000
Proceeds from convertible notes payable	363,500				2,500,000	2,863,500
Repayment of notes payable					(500,000)	(500,000)
Proceeds from related party line of credit/notes payable			19,230	200,000	335,230	335,230
Repayment from related party line of credit/notes payable	(4,000)				(116,000)	(120,000)
Debt issuance costs	(97,800)		(114,136)	(299,498)	(563,634)	(661,434)
Retirement of warrants	0				(220,000)	(220,000)
Proceeds from sale of LLC Unit				750,000	750,000	750,000
Net cash provided by financing activities	296,700	250,000	255,094	650,502	18,068,515	18,365,215
Net increase (decrease) in cash and cash equivalents	50,243	(580,888)	(577,331)	(2,252,352)	15,028	65,271
Cash and cash equivalents beginning of period	15,028	592,359	592,359	2,844,711
Cash and cash equivalents end of period	65,271	11,471	15,028	592,359	15,028	65,271
Supplemental disclosures of cash flow information
Interest				209	57,102	57,102
Income taxes	8,179		825	54,153	18,921	27,100
Supplemental schedule of non-cash investing and financing activities:
Conversion of note payable amount					2,000,000	2,000,000
Interest converted to common stock					55,569	55,569
Fair value of warrants issued to placement agents					725,591	725,591
Accounts payable, net of reimbursement, included in construction-in-progress			24,494	21,348	45,842	45,842
Discount on related party note payable				83,736	83,736	83,736
Accretion of redeemable non-controlling interest		$ 112,500	$ 112,500	$ 0	$ 112,500	$ 112,500

ORGANIZATION AND BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
ORGANIZATION AND BUSINESS

NOTE 1 - ORGANIZATION AND BUSINESS

BlueFire Renewables, Inc. (“BlueFire” or the “Company”) was incorporated in the State of Nevada on March 28, 2006 (“Inception”), under the name BlueFire Ethanol Fuels, Inc. BlueFire was established to deploy the commercially ready and patented process for the conversion of cellulosic waste materials to ethanol (“Arkenol Technology”) under a technology license agreement with Arkenol, Inc. (“Arkenol”). BlueFire’s use of the Arkenol Technology positions it as a cellulose-to-ethanol company with demonstrated production of ethanol from urban trash (post-sorted “MSW”), rice and wheat straws, wood waste and other agricultural residues. The Company’s goal is to develop and operate high-value carbohydrate-based transportation fuel production facilities in North America, and to provide professional services to such facilities worldwide. These “biorefineries” will convert widely available, inexpensive, organic materials such as agricultural residues, high-content biomass crops, wood residues, and cellulose from MSW into ethanol.

On July 15, 2010, the board of directors of BlueFire, by unanimous written consent, approved the filing of a Certificate of Amendment to the Company’s Articles of Incorporation with the Secretary of State of Nevada, changing the Company’s name from BlueFire Ethanol Fuels, Inc. to BlueFire Renewables, Inc. On July 20, 2010, the Certificate of Amendment was accepted by the Secretary of State of Nevada.

NOTE 1 - ORGANIZATION AND BUSINESS

BlueFire Ethanol, Inc. (“BlueFire”) was incorporated in the state of Nevada on March 28, 2006 (“Inception”). BlueFire was established to deploy the commercially ready and patented process for the conversion of cellulosic waste materials to ethanol (“Arkenol Technology”) under a technology license agreement with Arkenol, Inc. (“Arkenol”). BlueFire’s use of the Arkenol Technology positions it as a cellulose-to-ethanol company with demonstrated production of ethanol from urban trash (post-sorted “MSW”), rice and wheat straws, wood waste and other agricultural residues. The Company’s goal is to develop and operate high-value carbohydrate-based transportation fuel production facilities in North America, and to provide professional services to such facilities worldwide. These “biorefineries” will convert widely available, inexpensive, organic materials such as agricultural residues, high-content biomass crops, wood residues, and cellulose from MSW into ethanol.

On July 15, 2010, the board of directors of BlueFire, by unanimous written consent, approved the filing of a Certificate of Amendment to the Company’s Articles of Incorporation with the Secretary of State of Nevada, changing the Company’s name from BlueFire Ethanol Fuels, Inc. to BlueFire Renewables, Inc. On July 20, 2010, the Certificate of Amendment was accepted by the Secretary of State of Nevada.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Management’s Plans

The Company is a development-stage company which has incurred losses since inception. Management has funded operations primarily through proceeds received in connection with a reverse merger, loans from its majority shareholder, the private placement of the Company's common stock in December 2007 for net proceeds of approximately $14,500,000, the issuance of convertible notes with warrants in July and August 2007, stock purchase agreements in 2010 and 2012, and Department of Energy reimbursements starting in 2009. The Company may encounter difficulties in establishing operations due to the time frame of developing, constructing and ultimately operating the planned bio-refinery projects.

As of September 30, 2012, the Company had negative working capital of approximately $2,379,000. Management has estimated that operating expenses for the next 12 months will be approximately $1,700,000, excluding engineering costs related to the development of bio-refinery projects. These matters raise substantial doubt about the Company’s ability to continue as a going concern. Throughout the remainder of 2012, the Company intends to fund its operations with reimbursements under the Department of Energy contract, draw downs on the equity commitment the Company received from Lincoln Park Capital in January 2011, the TCA Global Credit Master Fund, LP in March 2012 (see Note 9), as well as seek additional funding in the form of equity or debt. As of December 10, 2012, the Company expects the current resources available to them will only be sufficient for a period of approximately one month unless significant additional financing is received. Management has determined that the general expenditures must be reduced and additional capital will be required in the form of equity or debt securities. In addition, if we cannot raise additional short term capital, we may consume all of our cash reserved for operations. There are no assurances that management will be able to raise capital on terms acceptable to the Company. If we are unable to obtain sufficient amounts of additional capital, we may be required to reduce the scope of our planned development, which could harm our business, financial condition and operating results. The financial statements do not include any adjustments that might result from these uncertainties.

Additionally, the Company’s Lancaster plant is currently shovel ready and only requires minimal capital to maintain until funding is obtained for the construction. The preparation for the construction of this plant was the primary capital use in 2009. In October 2010, BlueFire filed the necessary paperwork to extend this project’s permits for an additional year while we await potential financing. Currently, the Company's air permit for the Lancaster plant is inactive until such time as we pay the necessary fees to reinstate it. In 2012, as in 2011, the Company sees this project on hold until we receive the funding to construct the facility.

As of December 31, 2010, the Company completed the detailed engineering on our proposed Fulton Project, procured all necessary permits for construction of the plant, and began site clearing and preparation work, signaling the beginning of construction.

We estimate the total construction cost of the bio-refineries to be in the range of approximately $300 million for the Fulton Project and approximately $100 million to $125 million for the Lancaster Biorefinery. These cost approximations do not reflect any increase or decrease in raw materials or any savings in construction cost that might be realized by the weak world economic environment. The Company is currently in discussions with potential sources of financing for these facilities, but no definitive agreements are in place.

Basis of Presentation

The accompanying unaudited interim consolidated financial statements have been prepared by the Company pursuant to the rules and regulations of the United States Securities Exchange Commission. Certain information and disclosures normally included in the annual consolidated financial statements prepared in accordance with the accounting principles generally accepted in the Unites States of America have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, all adjustments and disclosures necessary for a fair presentation of these financial statements have been included. Such adjustments consist of normal recurring adjustments. These interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements of the Company for the year ended December 31, 2011. The results of operations for the nine months ended September 30, 2012 are not necessarily indicative of the results that may be expected for the full year.

Principles of Consolidation

The consolidated financial statements include the accounts of BlueFire Renewables, Inc., and its wholly-owned subsidiaries, BlueFire Ethanol, Inc. and Sucre Source LLC. BlueFire Ethanol Lancaster, LLC, and BlueFire Fulton Renewable Energy LLC (excluding 1% interest sold) are wholly-owned subsidiaries of BlueFire Ethanol, Inc. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reported periods. Actual results could materially differ from those estimates.

Project Development

Project development costs include the research and development expenses related to the Company's future cellulose-to-ethanol production facilities. During the three and nine months ended September 30, 2012 and 2011, and for the period from March 28, 2006 (Inception) to September 30, 2012, research and development costs, net of stock-based compensation, included in Project Development expense were approximately $129,000, $158,000, $420,000, $429,000, and $14,883,000, respectively.

Fair Value of Financial Instruments

The Company follows the accounting guidance under ASC 820 “Fair Value Measurements and Disclosures.” Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability. The guidance establishes three levels of inputs that may be used to measure fair value:

·	Level 1. Observable inputs such as quoted prices in active markets;
·	Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
·	Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The Company did not have any level 1 financial instruments at September 30, 2012 or December 31, 2011.

As of September 30, 2012, the Company’s warrant liability and derivative liability are considered level 2 items (see Note 5).

As of September 30, 2012 and December 31, 2011 the Company’s redeemable noncontrolling interest is considered a level 3 item and changed during nine months ended September 30, 2012 as follows:

Balance at December 31, 2011	$852,531
Net loss attributable to noncontrolling interest	(2,775)
Balance at September 30, 2012	$849,756

Income (loss) per Common Share

The Company presents basic income (loss) per share (“EPS”) and diluted EPS on the face of the consolidated statement of operations. Basic income (loss) per share is computed as net income (loss) divided by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur from common shares issuable through stock options, warrants, and other convertible securities. As of September 30, 2012 and 2011, the Company had 1,229,659 and 3,287,159 options and 6,891,534 and 6,886,694 warrants, respectively, for which all of the exercise prices were in excess of the average closing price of the Company’s common stock during the corresponding period and thus no shares are considered dilutive under the treasury stock method of accounting and their effects would have been antidilutive due to the loss. As of September 30, 2012, the Company’s convertible note payable is convertible into approximately 2,502,000 shares of common stock, for which the effects would have been antidilutive due to the loss.

Derivative Financial Instruments

We do not use derivative financial instruments to hedge exposures to cash-flow risks or market-risks that may affect the fair values of our financial instruments. However, under the provisions ASC 815 – “Derivatives and Hedging” certain financial instruments that have characteristics of a derivative, as defined by ASC 815, such as embedded conversion features on our convertible notes, that are potentially settled in the Company’s own common stock, are classified as liabilities when either (a) the holder possesses rights to net-cash settlement or (b) physical or net-share settlement is not within our control. In such instances, net-cash settlement is assumed for financial accounting and reporting purposes, even when the terms of the underlying contracts do not provide for net-cash settlement. Derivative financial instruments are initially recorded, and continuously carried, at fair value each reporting period.

The value of the embedded conversion feature is determined using the Black-Scholes option pricing model. All future changes in the fair value of the embedded conversion feature will be recognized currently in earnings until the note is converted or redeemed. Determining the fair value of derivative financial instruments involves judgment and the use of certain relevant assumptions including, but not limited to, interest rate risk, credit risk, volatility and other factors. The use of different assumptions could have a material effect on the estimated fair value amounts.

Lines of Credit with Share Issuance

Shares issued to obtain a line of credit are recorded at fair value at contract inception. When shares are issued to obtain a line of credit rather than in connection with the issuance, the shares are accounted for as equity, at the measurement date in accordance with ASC 505-50 “Equity-Based Payments to Non-Employees.” The issuance of these shares is equivalent to the payment of a loan commitment or access fee, and, therefore, the offset is recorded akin to debt issuance costs. The deferred fee is amortized on a straight-line basis over the stated term of the line of credit, or other period as deemed appropriate.

Redeemable - Noncontrolling Interest

Redeemable interest held by third parties in subsidiaries owned or controlled by the Company is reported on the consolidated balance sheets outside permanent equity. All noncontrolling interest reported in the consolidated statements of operations reflects the respective interests in the income or loss after income taxes of the subsidiaries attributable to the other parties, the effect of which is removed from the net income or loss available to the Company. The Company accretes the redemption value of the redeemable noncontrolling interest over the redemption period.

New Accounting Pronouncements

The FASB issues ASUs to amend the authoritative literature in ASC. There have been a number of ASUs to date that amend the original text of ASC. The Company believes those issued to date either (i) provide supplemental guidance, (ii) are technical corrections, (iii) are not applicable to the Company or (iv) are not expected to have a significant impact on the Company.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Management’s Plans

The Company is a development-stage company which has incurred losses since inception. Management has funded operations primarily through proceeds received in connection with the reverse merger, loans from its majority shareholder, the private placement of the Company's common stock in December 2007 for net proceeds of approximately $14,500,000, the issuance of convertible notes with warrants in July and in August 2007, and Department of Energy reimbursements throughout 2009, 2010, and 2011. The Company may encounter difficulties in establishing operations due to the time frame of developing, constructing and ultimately operating the planned bio-refinery projects.

As of December 31, 2011, the Company has negative working capital of approximately $1,520,000. Management has estimated that operating expenses for the next 12 months will be approximately $1,700,000, excluding engineering costs related to the development of bio-refinery projects. These matters raise substantial doubt about the Company’s ability to continue as a going concern. Throughout the remainder of 2012, the Company intends to fund its operations with reimbursements under the Department of Energy contract, draw downs on the equity commitment the Company received from Lincoln Park Capital in January 2011, as well as seek additional funding in the form of equity or debt. On March 28, 2012, the Company finalized a committed equity facility agreement and a $300,000 convertible promissory note with TCA Global Credit Master Fund, LP (See Note 12). As of April 16, 2012, the Company expects the current resources available to them will only be sufficient for a period of approximately two months unless significant additional financing is received. Management has determined that the general expenditures must be reduced and additional capital will be required in the form of equity or debt securities. In addition, if we cannot raise additional short term capital we may consume all of our cash reserved for operations. There are no assurances that management will be able to raise capital on terms acceptable to the Company. If we are unable to obtain sufficient amounts of additional capital, we may be required to reduce the scope of our planned development, which could harm our business, financial condition and operating results. The financial statements do not include any adjustments that might result from these uncertainties.

Additionally, the Company’s Lancaster plant is currently shovel ready and only requires minimal capital to maintain until funding is obtained for the construction. The preparation for the construction of this plant was the primary capital use in 2009. In October 2010, BlueFire filed the necessary paperwork to extend this project’s permits for an additional year while we await potential financing. In 2012, as in 2011, the Company sees this project on hold until we receive the funding to construct the facility.

As of December 31, 2010, the Company completed the detailed engineering on our proposed Fulton Project, procured all necessary permits for construction of the plant, and began site clearing and preparation work, signaling the beginning of construction.

We estimate the total construction cost of the bio-refineries to be in the range of approximately $300 million for the Fulton Project and approximately $100 million to $125 million for the Lancaster Biorefinery. These cost approximations do not reflect any decrease in raw materials or any savings in construction cost that might be realized by the weak world economic environment. The Company is currently in discussions with potential sources of financing for these facilities but no definitive agreements are in place.

Principles of Consolidation

The consolidated financial statements include the accounts of BlueFire Renewables, Inc., and its wholly-owned subsidiary, BlueFire Ethanol, Inc., BlueFire Ethanol Lancaster, LLC, BlueFire Fulton Renewable Energy LLC (excluding 1% interest sold), and SucreSource LLC are wholly-owned subsidiaries of BlueFire Ethanol, Inc. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reported periods. Actual results could materially differ from those estimates.

Debt Issuance Costs

Debt issuance costs are capitalized and amortized over the term of the debt using the effective interest method, or expensed upon conversion or extinguishment when applicable. Costs are capitalized for amounts incurred in connection with proposed financings. In the event the financing related to the capitalized cost is not successful, the costs are immediately expensed (see Note 5).

Cash and Cash Equivalents

For purpose of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

Accounts Receivable

Accounts receivable are reported net of allowance for expected losses. It represents the amount management expects to collect from outstanding balances. Differences between the amount due and the amount management expects to collect are charged to operations in the year in which those differences are determined, with an offsetting entry to a valuation allowance. As of December 31, 2011 and 2010, there have been no such charges.

Intangible Assets

License fees acquired are either expensed or recognized as intangible assets. The Company recognizes intangible assets when the following criteria are met: 1) the asset is identifiable, 2) the Company has control over the asset, 3) the cost of the asset can be measured reliably, and 4) it is probable that economic benefits will flow to the Company. During the year ended December 31, 2009, the Company paid a license fee (see Note 10) to Arkenol, Inc., a related party. The license fee was expensed because the Company is still in the research and development stage and cannot readily determine the probability of future economic benefits for said license.

Property and Equipment

Property and equipment are stated at cost. The Company’s fixed assets are depreciated using the straight-line method over a period ranging from three to five years, except land which is not depreciated. Maintenance and repairs are charged to operations as incurred. Significant renewals and betterments are capitalized. At the time of retirement or other disposition of property and equipment, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in operations. During the year ended December 31, 2010, the Company began to capitalize costs in connection with the construction of its Fulton plant, and continued to do so in 2011. A portion of these costs were reimbursed under the Department of Energy grant discussed in Note 3. The reimbursable portion is treated as a reduction of those costs.

Revenue Recognition

The Company is currently a development-stage company. The Company will recognize revenues from 1) consulting services rendered to potential sub licensees for development and construction of cellulose to ethanol projects, 2) sales of ethanol from its production facilities when (a) persuasive evidence that an agreement exists; (b) the products have been delivered; (c) the prices are fixed and determinable and not subject to refund or adjustment; and (d) collection of the amounts due is reasonably assured.

As discussed in Note 3, the Company received a federal grant from the United States Department of Energy, (“DOE”). The grant generally provides for payment in connection with related development and construction costs involving commercialization of our technologies. Grant award reimbursements are recorded as either as contra assets or as revenues depending upon whether the reimbursement is for capitalized costs or expenses paid by the Company. Contra capitalized cost and revenues from the grant are recognized in the period during which the conditions under the grant have been met and the Company has made payment for the asset or expense.  The Company recognizes DOE unbilled grant receivables for those costs that have been incurred during a period but not yet paid at period end, are otherwise reimbursable under the terms of the grant, and are expected to be paid in the normal course of business. Realization of unbilled receivables is dependent on the Company’s ability to meet their obligation for reimbursable costs.

Project Development

Project development costs are either expensed or capitalized. The costs of materials and equipment that will be acquired or constructed for project development activities, and that have alternative future uses, both in project development, marketing or sales, will be classified as property and equipment and depreciated over their estimated useful lives. To date, project development costs include the research and development expenses related to the Company's future cellulose-to-ethanol production facilities. During the years ended December 31, 2011 and 2010 and for the period from March 28, 2006 (Inception) to December 31, 2011, research and development costs included in Project Development were $595,302, $1,096,653, and $14,462,667, respectively.

Convertible Debt

Convertible debt is accounted for under the guidelines established by Accounting Standards Codification (“ASC”) 470 “Debt with Conversion and Other Options” and ASC 740 “Beneficial Conversion Features”. The Company records a beneficial conversion feature (“BCF”) related to the issuance of convertible debt that have conversion features at fixed or adjustable rates that are in-the-money when issued and records the fair value of warrants issued with those instruments. The BCF for the convertible instruments is recognized and measured by allocating a portion of the proceeds to warrants and as a reduction to the carrying amount of the convertible instrument equal to the intrinsic value of the conversion features, both of which are credited to paid-in-capital.

The Company calculates the fair value of warrants issued with the convertible instruments using the Black-Scholes valuation method, using the same assumptions used for valuing employee options for purposes of ASC 718 “Compensation – Stock Compensation”, except that the contractual life of the warrant is used. Under these guidelines, the Company allocates the value of the proceeds received from a convertible debt transaction between the conversion feature and any other detachable instruments (such as warrants) on a relative fair value basis. The allocated fair value is recorded as a debt discount or premium and is amortized over the expected term of the convertible debt to interest expense. For a conversion price change of a convertible debt issue, the additional intrinsic value of the debt conversion feature, calculated as the number of additional shares issuable due to a conversion price change multiplied by the previous conversion price, is recorded as additional debt discount and amortized over the remaining life of the debt.

The Company accounts for modifications of its BCF’s in accordance with ASC 470 “Modifications and Exchanges”. ASC 470 requires the modification of a convertible debt instrument that changes the fair value of an embedded conversion feature and the subsequent recognition of interest expense or the associated debt instrument when the modification does not result in a debt extinguishment.

Equity Instruments Issued with Registration Rights Agreement

The Company accounts for these penalties as contingent liabilities, applying the accounting guidance of ASC 450 “Contingencies”. This accounting is consistent with views established in ASC 825 “Financial Instruments”. Accordingly, the Company recognizes damages when it becomes probable that they will be incurred and amounts are reasonably estimable.

In connection with the issuance of common stock for gross proceeds of $15,500,000 in December 2007 and the $2,000,000 convertible note financing in August 2007, the Company was required to file a registration statement on Form SB-2 or Form S-3 with the Securities and Exchange Commission in order to register the resale of the common stock under the Securities Act. The Company filed that registration statement on December 18, 2007 and as required under the registration rights agreement had the registration statement declared effective by the Securities and Exchange Commission (“SEC”) on March 27, 2009 and in so doing incurred no liquidated damages. As of December 31, 2011 and 2010, the Company does not believe that any liquidated damages are probable and thus no amounts have been accrued in the accompanying financial statements.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740 ”Income Taxes” requires the Company to provide a net deferred tax asset/liability equal to the expected future tax benefit/expense of temporary reporting differences between book and tax accounting methods and any available operating loss or tax credit carry forwards.

This Interpretation sets forth a recognition threshold and valuation method to recognize and measure an income tax position taken, or expected to be taken, in a tax return. The evaluation is based on a two-step approach. The first step requires an entity to evaluate whether the tax position would “more likely than not,” based upon its technical merits, be sustained upon examination by the appropriate taxing authority. The second step requires the tax position to be measured at the largest amount of tax benefit that is greater than 50 percent likely of being realized upon ultimate settlement. In addition, previously recognized benefits from tax positions that no longer meet the new criteria would no longer be recognized. This Interpretation was effective for the Company on January 1, 2007 and did not have a material impact on our financial position,results of operations or cash flows.

Fair Value of Financial Instruments

On January 1, 2009, the Company adopted ASC 820 “Fair Value Measurements and Disclosures”. The Company did not record an adjustment to its accumulated deficit as a result of the adoption of the guidance for fair value measurements, and the adoption did not have a material effect on the Company’s results of operations.

Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability. The guidance establishes three levels of inputs that may be used to measure fair value:

Level 1. Observable inputs such as quoted prices in active markets;

Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The Company did not have any level 1finanical instruments at December 31, 2011 and 2010.

As of December 31, 2011 and 2010, the warrant liability is considered a level 2 item, see Note 6.

As of December 31, 2011 and 2010, the Company’s redeemable noncontrolling interest is considered a level 3 item and changed during 2010 and 2011 due to the following:

Balance as of January 1, 2010	$-
Redeemable noncontrolling interest	750,000
Balance as of December 31, 2010	750,000
Accretion of noncontrolling interest	112,500
Net loss attributable to noncontrolling interest	(9,969)
Balance at December 31, 2011	$852,531

See Note 8 for details of valuation and changes during the years 2010 and 2011.

Risks and Uncertainties

The Company's operations are subject to new innovations in product design and function. Significant technical changes can have an adverse effect on product lives. Design and development of new products are important elements to achieve and maintain profitability in the Company's industry segment. The Company may be subject to federal, state and local environmental laws and regulations. The Company does not anticipate expenditures to comply with such laws and does not believe that regulations will have a material impact on the Company's financial position, results of operations, or liquidity. The Company believes that its operations comply, in all material respects, with applicable federal, state, and local environmental laws and regulations.

Concentrations of Credit Risk

The Company maintains its cash accounts in a commercial bank and in an institutional money-market fund account. The total cash balances held in a commercial bank are secured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000, although on January 1, 2014 this amount is scheduled to return to $100,000 per depositor, per insured bank. At times, the Company has cash deposits in excess of federally insured limits. In addition, the Institutional Funds Account is insured through the Securities Investor Protection Corporation (“SIPC”) up to $500,000 per customer, including up to $100,000 for cash. At times, the Company has cash deposits in excess of federally and institutional insured limits.

As of December 31, 2011 and 2010, the Department of Energy made up 100% of billed and unbilled Grant Revenues and Department of Energy grant receivables. Management believes the loss of these organizations would have a material impact on the Company’s financial position, results of operations, and cash flows.

As of December 31, 2011 and 2010 three and one venders made up 63% and 39% of accounts payable, respectively.

Loss per Common Share

The Company presents basic loss per share (“EPS”) and diluted EPS on the face of the consolidated statement of operations. Basic loss per share is computed as net loss divided by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur from common shares issuable through stock options, warrants, and other convertible securities. For the year ended December 31, 2011, the Company had 1,229,659 options and 7,115,275 warrants outstanding, for which all of the exercise prices were in excess of the average closing price of the Company’s common stock during the corresponding year and thus no shares are considered as dilutive under the treasury-stock method of accounting and their effects would have been antidilutive due to the loss. For the year ended December 31, 2010, the Company had 3,287,159 options and 6,886,694 warrants, to purchase shares of common stock that were excluded from the calculation of diluted loss per share as their effects would have been anti-dilutive due to the loss, and because all of the exercise prices were in excess of the average closing price of the Company’s common stock during the corresponding year.

Share-Based Payments

The Company accounts for stock options issued to employees and consultants under ASC 718 “Share-Based Payment”. Under ASC 718, share-based compensation cost to employees is measured at the grant date, based on the estimated fair value of the award, and is recognized as expense over the employee's requisite vesting period.

The Company measures compensation expense for its non-employee stock-based compensation under ASC 505 “Equity”. The fair value of the option issued or committed to be issued is used to measure the transaction, as this is more reliable than the fair value of the services received. The fair value is measured at the value of the Company's common stock on the date that the commitment for performance by the counterparty has been reached or the counterparty's performance is complete. The fair value of the equity instrument is charged directly to stock-based compensation expense and credited to additional paid-in capital.

Redeemable - Noncontrolling Interest

Redeemable interest held by third parties in subsidiaries owned or controlled by the Company. As these redeemable noncontrolling interests provide for redemption features not solely within the control of the issuer, we classify such interests outside of permanent equity in accordance with ASC 480-10, “Distinguishing Liabilities from Equity”. All redeemable noncontrolling interest reported in the consolidated statements of operations reflects the respective interests in the income or loss after income taxes of the subsidiaries attributable to the other parties, the effect of which is removed from the net loss available to the Company. The Company accretes the redemption value of the redeemable noncontrolling interest over the redemption period using the straight-line method.

Impairment of Long-Lived Assets

The Company regularly evaluates whether events and circumstances have occurred that indicate the carrying amount of property and equipment may not be recoverable. When factors indicate that these long-lived assets should be evaluated for possible impairment, the Company assesses the potential impairment by determining whether the carrying value of such long-lived assets will be recovered through the future undiscounted cash flows expected from use of the asset and its eventual disposition. If the carrying amount of the asset is determined not to be recoverable, a write-down to fair value is recorded. Fair values are determined based on quoted market values, discounted cash flows, or external appraisals, as applicable. The Company regularly evaluates whether events and circumstances have occurred that indicate the useful lives of property and equipment may warrant revision. In our opinion, the carrying values of our long-lived assets, including property and equipment, were not impaired at December 31, 2011.

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued amended standards to achieve common fair value measurements and disclosures between GAAP and International Financial Reporting Standards. The standards include amendments that clarify the intent behind the application of existing fair value measurements and disclosures and other amendments which change principles or requirements for fair value measurements or disclosures. The amended standards are to be applied prospectively for interim and annual periods beginning after December 15, 2011. Management does not believe the adoption of these changes will not have an impact on the consolidated financial statements.

In June 2011, the FASB issued amended standards that eliminated the option to report other comprehensive income in the statement of stockholders’ equity and require companies to present the components of net income and other comprehensive income as either one continuous statement of comprehensive income or two separate but consecutive statements. The amended standards do not affect the reported amounts of comprehensive income. In December 2011, the FASB deferred the requirement to present components of reclassifications of other comprehensive income on the face of the income statement that had previously been included in the June 2011 amended standard. These amended standards are to be applied retrospectively for interim and annual periods beginning after December 15, 2011. Management does not believe the adoption of these changes will not have an impact on the consolidated financial statements

In September 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-08, Intangibles — “Goodwill and Other” (Topic 350). This Accounting Standards Update amends FASB ASC Topic 350. This amendment specifies the change in method for determining the potential impairment of goodwill. It includes examples of circumstances and events that the entity should consider in evaluating whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Management does not believe the adoption of these changes will not have an impact on the consolidated financial statements.

In December 2011, the FASB issued changes to the disclosure of offsetting assets and liabilities. These changes require an entity to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The enhanced disclosures will enable users of an entity’s financial statements to understand and evaluate the effect or potential effect of master netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments. These changes become effective for the Company on January 1, 2013. Management does not believe the adoption of these changes will not have an impact on the consolidated financial statements.

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.

DEVELOPMENT CONTRACTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Development Contracts [Abstract]
DEVELOPMENT CONTRACTS

NOTE 3 – DEVELOPMENT CONTRACTS

Department of Energy Awards 1 and 2

In February 2007, the Company was awarded a grant for up to $40 million from the U.S. Department of Energy’s (“DOE”) cellulosic ethanol grant program to develop a solid waste biorefinery project at a landfill in Southern California. During October 2007, the Company finalized Award 1 for a total approved budget of just under $10,000,000 with the DOE. This award is a 60%/40% cost share, whereby 40% of approved costs may be reimbursed by the DOE pursuant to the total $40 million award announced in February 2007.

In October 2009, the Company received from the DOE a one-time reimbursement of approximately $3,841,000. This was primarily related to the Company amending its award to include costs previously incurred in connection with the development of the Lancaster site which have a direct attributable benefit to the Fulton Project.

In December 2009, as a result of the American Recovery and Reinvestment Act, the DOE increased the Award 2 to a total of $81 million for Phase II of its Fulton Project. This brings the DOE’s total award to the Fulton project to approximately $88 million. This is in addition to a renegotiated Phase I funding for development of the biorefinery of approximately $7 million out of the previously announced $10 million total. The Company is currently drawing down on funds for Phase II of its Fulton Project.

As of December 10, 2012, the Company has received reimbursements of approximately $10,149,000 under these awards.

Since 2009, our operations have been financed, to a large degree, through funding provided by the U.S Department of Energy. We rely on access to this funding as a source of liquidity for capital requirements not satisfied by the cash flow from our operations. If we are unable to access government funding, our ability to finance our projects and/or operations and implement our strategy and business plan will be severely hampered. Awards 1 and 2 consist of a total reimbursable amount of $87,560,000, and through December 10, 2012, we have an unreimbursed amount of approximately $77,411,000 available to us under the awards. We cannot guarantee that we will continue to receive grants, loan guarantees, or other funding for our projects from the U.S. Department of Energy.

In June 2011, it was determined that the Company had received an overpayment of approximately $354,000 from the cumulative reimbursements of the DOE grants under Award 1 for the period from inception of the award through December 31, 2010. The overpayment is a result of estimates made on the indirect rate during the reimbursement process over the course of the award.

Accordingly, although Management does not believe the DOE intends to demand payment for the overbill, and the Contracting Officer from the DOE has not indicated such will be done, the DOE does have the legal right to do so. Due to that right and the Company’s decision not to close the award as initially planned, the Company has determined that a liability should be included in the accompanying balance sheet as of September 30, 2012 and December 31, 2011 due to billing in excess of estimated earnings. Because this liability stemmed from normal recurring estimates made in government contracting, the change was accounted for as a change in accounting estimate. The cumulative effect was recorded during the last quarter of fiscal 2011.

Management decided the best course of action is to close out Award 1 due to the minimal amount of funds remaining under the award. This is expected to eliminate any over billing incurred during the life of the Award. BlueFire has filed all necessary paperwork with the DOE to close out Award 1 and is currently awaiting final approval of the close out.

NOTE 3 – DEVELOPMENT CONTRACT

Department of Energy Awards 1 and 2

In February 2007, the Company was awarded a grant for up to $40 million from the U.S. Department of Energy’s (“DOE”) cellulosic ethanol grant program to develop a solid waste biorefinery project at a landfill in Southern California. During October 2007, the Company finalized Award 1 for a total approved budget of just under $10,000,000 with the DOE. This award is a 60%/40% cost share, whereby 40% of approved costs may be reimbursed by the DOE pursuant to the total $40 million award announced in February 2007. In October 2009, the Company received from the DOE a one-time reimbursement of approximately $3,841,000. This was primarily related to the Company amending its award to include costs previously incurred in connection with the development of the Lancaster site which have a direct attributable benefit to the Fulton Project.

In December 2009, as a result of the American Recovery and Reinvestment Act, the DOE increased the Award 2 to a total of $81 million for Phase II of its Fulton Project. This is in addition to a renegotiated Phase I funding for development of the biorefinery of approximately $7 million out of the previously announced $10 million total. This brings the DOE’s total award to the Fulton project to approximately $88 million. The Company is currently drawing down on funds for Phase II of its Fulton Project.

As of April 16, 2012, the Company has received reimbursements of approximately $9,243,984 under these awards.

In 2011 and 2010, our operations had been financed to a large degree through funding provided by the DOE. We rely on access to this funding as a source of liquidity for capital requirements not satisfied by the cash flow from our operations. If we are unable to access government funding our ability to finance our projects and/or operations and implement our strategy and business plan will be severely hampered. Awards 1 and 2 consist of a total reimbursable amount of approximately $87,560,000, and through April 16, 2012, we have an unreimbursed amount of approximately $78,316,000 available to us under the awards. We cannot guarantee that we will continue to receive grants, loan guarantees, or other funding for our projects from the DOE.

In June 2011, it was determined that the Company had received an overpayment of approximately $354,000 from the cumulative reimbursements of the DOE grants under Award 1 for the period from inception of the award through December 31, 2010. The overpayment is a result of estimates made on the indirect rate during the reimbursement process over the course of the award. The DOE and the Company reached a tentative agreement during that time, that in combination, as a result of the unused grant award money left in Award 1 of approximately $366,000, the Company would not be required to refund any overpayment to the DOE and the Company could proceed towards completion of Award 1. While completion of the award under the above terms was tentatively agreed to, the method and process was uncertain. During the fourth quarter of 2011, the close of the award was reassessed and discussed with the DOE. Management determined that it was not in the best interest of the Company to close the award during fiscal 2011 due to amounts still available for reimbursement under the Award and possible modifications that could be made to shift certain costs between Award 1 and Award 2. The Company also determined that there is no right of offset between Award 1 and Award 2.

Accordingly, although Management does not believe the DOE intends to demand payment for the overbill, and the Contracting Officer has not indicated such will be done, the DOE does have the legal right to do so. Due to that right and the Company’s decision not to close the award as of December 31, 2011 as initially planned, the Company has determined that a liability should be included in the accompanying balance sheet as of December 31, 2011 due to billing is excess of estimated earnings. Because this liability stems from normal recurring estimates made in government contracting, the change is accounted for as a change in accounting estimate with the cumulative effect shown in the current year. The $354,000 reduced Department of Energy grant revenue and increased net loss in the accompanying statement of operations during the year ended December 31, 2011. The per share effect on net loss is approximately $0.01 per share of common stock.

Management will continue to evaluate the Award status, and may choose to close out the Award if it is advantageous to future operations and allowable under federal regulations. Management believes a quick close out of Award 1 under Federal Acquisition Regulations could result in the elimination of this excess billing; however, no assurances can be made.

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and Equipment consist of the following:

	December 31, 2011	December 31, 2010
Construction in progress	$1,058,735	$911,087
Land	109,108	109,108
Office equipment	63,367	63,367
Furniture and fixtures	44,806	44,805
	1,276,016	1,128,367
Accumulated depreciation	(88,250)	(69,299)
	$1,187,766	$1,059,068

Depreciation expense for the years ended December 31, 2011 and 2010 and for the period from inception to December 31, 2011 was $18,951, $25,522, and $88,607, respectively.

During the year ended December 31, 2011, the Company invested approximately $123,000 in construction activities at our Fulton Project, compared with $890,000 in 2010 net of DOE reimbursements.

Purchase of Lancaster Land

On November 9, 2007, the Company purchased approximately 10 acres of land in Lancaster, California for approximately $109,000, including certain site surveying and other acquisition costs. The Company originally intended to use the land for the construction of their first cellulosic ethanol refinery plant. The Company is now considering using this land for a facility to produce products other than cellulosic ethanol, such as higher value chemicals that would yield fuel additives that that could improve the project economics for a smaller facility.

NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 5 – NOTES PAYABLE

Convertible Notes Payable - 2007

On July 13, 2007, the Company issued several convertible notes aggregating a total of $500,000 with eight accredited investors including $25,000 from the Company’s Chief Financial Officer. Under the terms of the notes, the Company was to repay any principal balance and interest, at 10% per annum within 120 days of the note. The holders also received warrants to purchase common stock at $5.00 per share. The warrants vested immediately and expire in five years. The total warrants issued pursuant to this transaction were 200,000 on a pro-rata basis to investors. The convertible promissory notes were only convertible into shares of the Company’s common stock in the event of a default. The conversion price was determined based on one third of the average of the last-trade prices of the Company’s common stock for the ten trading days preceding the default date.

The fair value of the warrants was $990,367 as determined by the Black-Scholes option pricing model using the following weighted-average assumptions: volatility of 113%, risk-free interest rate of 4.94%, dividend yield of 0%, and a term of five years.

The proceeds were allocated between the convertible notes payable and the warrants issued to the convertible note holders based on their relative fair values which resulted in $167,744 allocated to the convertible notes and $332,256 allocated to the warrants. The amount allocated to the warrants resulted in a discount to the convertible notes. The Company amortized the discount over the term of the convertible notes. During the year ended December 31, 2007, the Company amortized $332,256 of the discount to interest expense.

The Company calculated the value of the beneficial conversion feature to be approximately $332,000 of which $167,744 was allocated to the convertible notes. However, since the notes were convertible upon a contingent event, the value was recorded when such event was triggered during the year ended December 31, 2007.

On November 7, 2007, the Company re-paid the 10% convertible promissory notes totaling approximately $516,000 including interest of approximately $16,000. This included approximately $800 of accrued interest to the Company’s Chief Financial Officer.

Convertible Notes - 2012 (subsequent)

Subsequent to year end, the Company entered into a convertible note payable. See note 12.

Senior Secured Convertible Notes Payable

On August 21, 2007, the Company issued senior secured convertible notes aggregating a total of $2,000,000 with two institutional accredited investors. Under the terms of the notes, the Company was to repay any principal balance and interest, at 8% per annum, due August 21, 2010. On a quarterly basis, the Company has the option to pay interest due in cash or in stock. The senior secured convertible notes were secured by substantially all of the Company’s assets. The total warrants issued pursuant to this transaction were 1,000,000 on a pro-rata basis to investors. These include class A warrants to purchase 500,000 common stock at $5.48 per share and class B warrants to purchase an additional 500,000 shares of common stock at $6.32 per share. The warrants vested immediately and expire in three years. The senior secured convertible note holders had the option to convert the note into shares of the Company’s common stock at $4.21 per share at any time prior to maturity. If, before maturity, the Company consummated a Financing of at least $10,000,000 then the principal and accrued unpaid interest of the senior secured convertible notes would be automatically converted into shares of the Company’s common stock at $4.21 per share.

The fair value of the warrants was approximately $3,500,000 as determined by the Black-Scholes option pricing model using the following weighted-average assumptions: volatility of 118%, risk-free interest rate of 4.05%, dividend yield of 0% and a term of three years. The proceeds were allocated between the senior secured convertible notes and the warrants issued to the convertible note holders based on their relative fair values and resulted in $728,571 being allocated to the senior secured convertible promissory notes and $1,279,429 allocated to the warrants. The resulting discount was to be amortized over the life of the notes.

The Company calculated the value of the beneficial conversion feature to be approximately $1,679,000 of which approximately $728,000 was allocated to the beneficial conversion feature resulting in 100% discount to the convertible promissory notes. During the year ended December 31, 2007, the Company amortized approximately $312,000 of the discount related to the warrants and beneficial conversion feature to interest expense and $1,688,000 to loss on extinguishment, see below for discussion.

In addition, the Company entered into a registration rights agreement with the holders of the senior secured convertible notes agreement whereby the Company was required to file an initial registration statement with the Securities and Exchange Commission in order to register the resale of the maximum amount of common stock underlying the secured convertible notes within 120 days of the Exchange Agreement (December 19, 2007). The registration statement was filed with the SEC on December 19, 2007. The registration statement was then declared effective on March 27, 2009. The Company incurred no liquidated damages.

Modification of Conversion Price and Warrant Exercise Price on Senior Secured Convertible Note Payable

On December 3, 2007, the Company modified the conversion price into common stock on its outstanding senior secured convertible notes from $4.21 to $2.90 per share. The Company also modified the exercise price of the Class A and B warrants issued with convertible notes from $5.48 and $6.32, respectively, to $2.90 per share.

In accordance with ASC 470, the Company recorded an extinguishment loss of approximately $2,818,000 for the modification of the conversion price as the fair value of the conversion price immediately before and after the modification was greater than 10% of the carrying amount of the original debt instrument immediately prior to the modification. The loss on extinguishment was determined based on the difference between the fair value of the new instruments issued and the previous carrying value of the convertible debt at the date of extinguishment. Upon modification, the carrying amount of the senior secured convertible notes payable of $2,000,000 and accrued interest of approximately $33,000 was converted into a total of 700,922 shares of common stock at $2.90 and $2.96 per share, respectively. Prior to the modification, during the quarter ended September 30, 3007, the Company satisfied its interest obligation of approximately $20,000 by issuing 3,876 shares of the Company’s common stock at $4.48 per share in lieu of cash.

The extinguishment loss and non-cash interest expense for the warrants was determined using the Black-Scholes option pricing model using the following assumptions: volatility of 122.9%, expected life of 4.72 years, risk free interest rate of 3.28%, market price per share of $3.26, and no dividends.

Debt Issuance Costs

During 2007 debt issuance fees and expenses of approximately $207,000 were incurred in connection with the senior secured convertible note. These fees consisted of a cash payment of $100,000 and the issuance of warrants to purchase 23,731 shares of common stock. The warrants have an exercise price of $5.45, vested immediately and expire in five years. The warrants were valued at approximately $107,000 as determined by the Black-Scholes option pricing model using the following weighted-average assumptions: volatility of 118%, risk-free interest rate of 4.05%, dividend yield of 0% and a term of five years. These costs were amortized over the term of the note using the effective interest method and expensed upon conversion of senior secured convertible note. During the year ended December 31, 2007, the Company amortized approximately $32,000 of the debt issuance costs to interest expense and approximately $175,000 to loss on extinguishment, see above for further discussion.

During 2010 debt issuance costs of $123,800 were incurred, net of DOE reimbursement in connection with the Company submitting an application for a $250 million dollar DOE loan guarantee for the Company's planned cellulosic ethanol biorefinery in Fulton, Mississippi. This compares to 2009 debt issuance costs of $150,000 incurred in connection with an application for a $58 million dollar DOE loan guarantee for the Company's planned cellulosic ethanol biorefinery in Lancaster, California. These applications were filed under the Department of Energy (“DOE”) Program DE-FOA-0000140 (“DOE LGPO”), which provides federal loan guarantees for projects that employ innovative energy efficiency, renewable energy, and advanced transmission and distribution technologies.

In 2010, the Company was informed that the loan guarantee for the planned biorefinery in Lancaster, California, was rejected by the DOE due to a lack of definitive contracts for feedstock and off-take at the time of submittal of the loan guarantee for the Lancaster Biorefinery, as well as the fact that the Company was also pursuing a much larger project in Fulton, Mississippi. As a result of this DOE loan guarantee rejection for the Lancaster, California project, the Company wrote off $150,000 of capitalized debt issuance cost to expense in 2010.

In February 2011, the Company received notice from the DOE LGPO staff that the Fulton Project’s application will not move forward until such time as the project has raised the remaining equity necessary for the completion of funding. As a result of this DOE loan guarantee rejection for the Fulton Project, the Company wrote off $123,800 of capitalized debt issuance cost to expense in 2010 as there were indicating factors the loan would not be approved prior to year end.

In August 2010, BlueFire submitted an application for a $250 million loan guarantee for the Fulton Project with the U.S. Department of Agriculture under Section 9003 of the 2008 Farm Bill (“USDA LG”). During 2011 debt issuance costs for the USDA loan guarantee totaled approximately $114,000, compared to $298,000 in fiscal 2010.

In October 2011, the Company was informed that the USDA would not move forward with the USDA LG; however, appeal processes were provided to afford the Company a chance to change certain aspects of the application. Such appeals have been informal to date. Because of the initial rejection, the Company expensed all related debt costs totaling approximately $309,000 to general and administrative in the accompanying statement of operations during the year ended December 31, 2011.

From the period of Inception through December 31, 2011, the Company has expensed $583,634 of previously capitalized debt issue costs due to unsuccessful debt financings.

CONVERTIBLE NOTE PAYABLE	9 Months Ended
Sep. 30, 2012
Convertible Notes Payable [Abstract]
Convertible Note Payable [Text Block]

NOTE 4 – CONVERTIBLE NOTE PAYABLE

On March 28, 2012 the Company entered into a $300,000 promissory note with a third party. See Note 9 for additional information.

On July 31, 2012, the Company borrowed $63,500, of which $50,500 in proceeds were received, under a short-term convertible note payable with a third party.  Under the terms of the agreement, the note incurs interest at 8% per annum and is due on May 2, 2013. The note is convertible into common shares after six months, and the conversion price is calculated by multiplying 58% (42% discount to market) by the average of the lowest three closing bid prices during the 10 days prior to the conversion date.   The Company may prepay the convertible debt prior to maturity at varying prepayment penalty rates specified under the agreement.

Since the conversion feature is only convertible after six months, there is no derivative liability at the note’s inception.  However, the Company will account for the derivative liability upon the passage of time and the note becoming convertible if not extinguished, as defined above. Derivative accounting applies upon the conversion feature being available to the holder, as it is variable and does not have a floor as to the number of common shares in which could be converted.

In addition, the fees paid to the lender and legal to secure the convertible debt were accounted for as deferred financing costs and capitalized in the accompanying balance sheet. The deferred financing costs are being amortized over the term of the note. As of September 30, 2012, the Company amortized $2,868 with $10,132 in deferred financing costs remaining.

See Note 10 for additional convertible note payable borrowing subsequent to September 30, 2012.

OUTSTANDING WARRANT LIABILITY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
OUTSTANDING WARRANT LIABILITY

NOTE 5 - OUTSTANDING WARRANT LIABILITY

August and December 2007 Warrants

As a result of adopting ASC 815 “Derivatives and Hedging” effective January 1, 2009, 6,962,963 of our then issued and outstanding common stock purchase warrants previously treated as equity pursuant to the derivative treatment exemption were no longer afforded equity treatment. These warrants have an exercise price of $2.90 and included ratchet provisions; 5,962,563 warrants expire in December 2012 and 1,000,000 expired in August 2010. As such, effective January 1, 2009 we reclassified the fair value of these common stock purchase warrants, which have exercise price reset features, from equity to liability status as if these warrants were treated as a derivative liability since their date of issue in August 2007 and December 2007. On January 1, 2009, we reclassified from additional paid-in capital, as a cumulative effect adjustment, $15.7 million to beginning retained earnings and $2.9 million to a long-term warrant liability to recognize the fair value of such warrants on such date. The Company assesses the fair value of the warrants quarterly based on the Black-Scholes pricing model.

In connection with the 5,962,963 warrants to expire in December 2012, the Company recognized gains of approximately $0, $25,400, $1,000, $709,000, and $2,516,000, from the change in fair value of these warrants during the three and nine-months ended September 30, 2012 and 2011 and the period from Inception to September 30, 2012, respectively.

These common stock purchase warrants were initially issued in connection with two private offerings in August 2007 and December 2007. These common stock purchase warrants do not trade in an active securities market, and as such, we estimate the fair value of these warrants using the Black-Scholes option pricing model using the following assumptions:

	September 30,	December 31,
	2012	2011
Annual dividend yield	-	-
Expected life (years)	.25	1.0
Risk-free interest rate	.17%	0.12%
Expected volatility	72%	95%

January 2011 Warrants

On January 19, 2011, in connection with the Lincoln Park Capital agreement (see Note 9) the Company issued 428,571 common stock warrants. The warrants contain a ratchet provision in which the exercise price will be adjusted based on future issuances of common stock, excluding certain excluded issuances; if issuances are at prices lower than the current exercise price. Because the warrants were issued in connection with an equity capital raise, the initial value offset additional paid-in capital. The Company estimated the fair value of the warrants using the Black-Scholes model on the September 30, 2012 and December 31, 2011 reporting dates using the following assumptions:

	September 30,	December 31,
	2012	2011
Annual dividend yield	-	-
Expected life (years) of	3.30	4.05
Risk-free interest rate	0.62%	0.83%
Expected volatility	121%	109%

In connection with the 428,571 warrants to expire in January 2016, the Company recognized gains of approximately $7,000, $9,800, $1,000, $90,000, and $92,000 from the change in fair value of these warrants during the three and nine-months ended September 30, 2012 and 2011 and the period from Inception to September 30, 2012, respectively.

The August and December 2007 and January 2011 common stock purchase warrants were not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation. The warrants do not qualify for hedge accounting, and as such, all future changes in the fair value of these warrants will be recognized currently in earnings until such time as the warrants are exercised or expire.

Expected volatility is based primarily on historical volatility. Historical volatility was computed using weekly pricing observations for recent periods that correspond to the expected life of the warrants. The Company believes this method produces an estimate that is representative of our expectations of future volatility over the expected term of these warrants. The Company currently has no reason to believe future volatility over the expected remaining life of these warrants is likely to differ materially from historical volatility. The expected life is based on the remaining term of the warrants. The risk-free interest rate is based on U.S. Treasury securities rates that correspond to the expected life of the warrants.

NOTE 6 - OUTSTANDING WARRANT LIABILITY

Effective January 1, 2009 we adopted the provisions of ASC 815 “Derivatives and Hedging” (ASC 815). ASC 815 applies to any freestanding financial instruments or embedded features that have the characteristics of a derivative and to any freestanding financial instruments that are potentially settled in an entity’s own common stock. As a result of adopting ASC 815, 6,962,963 of our issued and outstanding common stock purchase warrants previously treated as equity pursuant to the derivative treatment exemption were no longer afforded equity treatment. These warrants have an exercise price of $2.90; 5,962,563 warrants expire in December 2012 and 1,000,000 expired August 2010. As such, effective January 1, 2009 we reclassified the fair value of these common stock purchase warrants, which have exercise price reset features, from equity to liability status as if these warrants were treated as a derivative liability since their date of issue in August 2007 and December 2007. On January 1, 2009, we reclassified from additional paid-in capital, as a cumulative effect adjustment, $15.7 million to beginning retained earnings and $2.9 million to a long-term warrant liability to recognize the fair value of such warrants on such date.

The Company assesses the fair value of the warrants quarterly based on the Black-Scholes pricing model. See below for variables used in assessing the fair value.

In connection with the 5,962,963 warrants to expire in December 2012, the Company recognized gains of approximately $764,000, $1,510,000, and $2,515,000 from the change in fair value of these warrants during the years ended December 31, 2011 and 2010 and the period from Inception to December 31, 2011.

On October 19, 2009, the Company cancelled 673,200 warrants for $220,000 in cash. These warrants were part of the 1,000,000 warrants issued in August 2007, and were set to expire August 2010. Prior to October 19, 2009, the warrants were previously accounted for as a derivative liability and marked to their fair value at each reporting period in 2009. The Company valued these warrants the day immediately preceding the cancellation date which indicated a gain on the changed in fair value of $208,562 and a remaining fair value of $73,282. Upon cancellation the remaining value was extinguished for payment of $220,000 in cash, resulting in a loss on extinguishment of $146,718. In connection with the remaining 326,800 warrants that expired in August 2010, the Company recognized a gain of $117,468 for the change in fair value of these warrants during the year ended December 31, 2009.

These common stock purchase warrants were initially issued in connection with two private offerings, our August 2007 issuance of 689,655 shares of common stock and our December 2007 issuance of 5,740,741 shares of common stock. The common stock purchase warrants were not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation. The warrants do not qualify for hedge accounting, and as such, all future changes in the fair value of these warrants will be recognized currently in earnings until such time as the warrants are exercised or expire. These common stock purchase warrants do not trade in an active securities market, and as such, we estimate the fair value of these warrants using the Black-Scholes option pricing model using the following assumptions:

	December 31,	December 31,
	2011	2010
Annual dividend yield	-	-
Expected life (years) of December 2007 issuance	1.0	2.0
Risk-free interest rate	0.12%	0.61%
Expected volatility of December 2007 issuance	95%	125%

The Company issued 428,571 warrants to purchase common stock in connection with the Stock Purchase Agreement entered into on January 19, 2011 with Lincoln Park Capital, LLC (see note 9). These warrants are accounted for as a liability under ASC 815. The Company assesses the fair value of the warrants quarterly based on the Black-Scholes pricing model. See below for variables used in assessing the fair value.

	December 31,	January 19,
	2011	2011
Annual dividend yield	-	-
Expected life (years)	4.05	5.0
Risk-free interest rate	0.83%	1.95%
Expected volatility	109%	105%

In connection with these warrants, the Company recognized a gain on the change in fair value of warrant liability of $91,467, $0, and $91,437 during the years ended December 31, 2011 and 2010, and for the period from Inception to December 31, 2011.

Expected volatility is based primarily on historical volatility. Historical volatility was computed using weekly pricing observations for recent periods that correspond to the expected life of the warrants. The Company believes this method produces an estimate that is representative of our expectations of future volatility over the expected term of these warrants. The Company currently has no reason to believe future volatility over the expected remaining life of these warrants is likely to differ materially from historical volatility. The expected life is based on the remaining term of the warrants. The risk-free interest rate is based on U.S. Treasury securities rates.

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 - COMMITMENTS AND CONTINGENCIES

Fulton Project Lease

On July 20, 2010, the Company entered into a thirty year lease agreement with Itawamba County, Mississippi for the purpose of the development, construction, and operation of the Fulton Project. At the end of the primary 30 year lease term, the Company shall have the right for two additional thirty year terms. The current lease rate is computed based on a per acre rate per month that is approximately $10,300 per month. The lease stipulates the lease rate is to be reduced at the time of the construction start by a Property Cost Reduction Formula which can substantially reduce the monthly lease costs. The lease rate shall be adjusted every five years to the Consumer Price Index.

Rent expense under non-cancellable leases was approximately $30,900, $30,900, $92,700, $92,700, and $277,700, during the three and nine-months ended September 30, 2012 and 2011 and the period from March 28, 2006 (Inception) to September 30, 2012, respectively.

The Company is not current on lease payments due to Itawamba County. Accordingly, approximately $175,000 has been accrued in accounts payable in the accompanying consolidated balance sheet. The Company is in constant communication with Itawamba County officials, and we are working on alternative mechanisms for payment of the outstanding amounts due. The Company does not believe there is a significant risk that Itawamba County will void the lease for non-payment.

NOTE 7 - COMMITMENTS AND CONTINGENCIES

Employment Agreements

On June 27, 2006, the Company entered into employment agreements with three key employees. The employment agreements were for a period of three years, which expired in 2010, with prescribed percentage increases beginning in 2007 and could have been cancelled upon a written notice by either employee or employer (if certain employee acts of misconduct are committed). The total aggregate annual amount due under the employment agreements was approximately $586,000 per year. These contracts have not been renewed. Each of the executive officers are currently working for the Company on a month to month basis under the same terms.

On March 31, 2008, the Board of Directors of the Company replaced our Chief Financial Officer’s previously existing at-will Employment Agreement with a new employment agreement, effective February 1, 2008, and terminating on May 31, 2009, unless extended for additional periods by mutual agreement of both parties. The new agreement contained the following material terms: (i) initial annual salary of $120,000, paid monthly; and (ii) standard employee benefits; (iii) limited termination provisions; (iv) rights to Invention provisions; and (v) confidentiality and non-compete provisions upon termination of employment. This employment agreement expired on May 31, 2009. Our now former Chief Financial Officer served until September 2011, at which time he entered into a month-to-month part-time consulting contract with the Company, for $7,500 per month, payable in cash or stock at the consultant’s option, at predetermined conversion rates.

Board of Director Arrangements

On July 23, 2009, the Company renewed all of its existing Directors’ appointment, issued 6,000 shares to each and paid $5,000 to the three outside members. Pursuant to the Board of Director agreements, the Company's "in-house" board members (CEO and Vice-President) waived their annual cash compensation of $5,000. The value of the common stock granted was determined to be approximately $26,400 based on the fair market value of the Company’s common stock of $0.88 on the date of the grant. During the year 2009 the Company expensed approximately $41,400 related to these agreements.

On July 15, 2010, the Company renewed all of its existing Directors’ appointment, issued 6,000 shares to each and paid $5,000 to two of the three outside members. Pursuant to the Board of Director agreements, the Company's "in-house" board members (CEO and Vice-President) waived their annual cash compensation of $5,000. The value of the common stock granted was determined to be approximately $7,200 based on the fair market value of the Company’s common stock of $0.24 on the date of the grant. During the year ended December 31, 2010, the Company expensed approximately $17,000 related to these agreements.

During the year ended December 31, 2011, the Company accrued $10,000 related to the agreements for the two remaining board members.

Investor Relations Agreements

On November 9, 2006, the Company entered into an agreement with a consultant. Under the terms of the agreement, the Company is to receive investor relations and support services in exchange for a monthly fee of $7,500, 150,000 shares of common stock, warrants to purchase 200,000 shares of common stock at $5.00 per share, expiring in five years, and the reimbursement of certain travel expenses. The common stock and warrants vested in equal amounts on November 9, 2006, February 1, 2007, April 1, 2007 and June 1, 2007.

At December 31, 2006, the consultant was vested in 37,500 shares of common stock. The shares were valued at $112,000 based upon the closing market price of the Company’s common stock on the vesting date. The warrants were valued on the vesting date at $100,254 based on the Black-Scholes option pricing model using the following assumptions: volatility of 88%, expected life of five years, risk free interest rate of 4.75% and no dividends. The value of the common stock and warrants was recorded in general and administrative expense on the accompanying consolidated statement of operations during the year ended December 31, 2006.

The Company revalued the shares on February 1, 2007, vesting date, and recorded an additional adjustment of $138,875. On February 1, 2007 the warrants were revalued at $4.70 per share based on the Black-Scholes option pricing method using the following assumptions: volatility of 102%, expected life of five years, risk free interest rate of 4.96% and no dividends. The Company recorded an additional expense of $158,118 related to these vested warrants during the year ended December 31, 2007.

On March 31, 2007, the fair value of the vested common stock issuable under the contract based on the closing market price of the Company’s common stock was $7.18 per share and thus expensed $269,250. As of March 31, 2007, the Company estimated the fair value of the vested warrants issuable under the contract to be $6.11 per share. The warrants were valued on March 31, 2007 based on the Black-Scholes option pricing model using the following assumptions: volatility of 114%, expected life of five years, risk free interest rate of 4.58% and no dividends. The Company recorded an additional estimated expense of approximately $305,000 related to the remaining unvested warrants during the year ended December 31, 2007.

The Company revalued the shares on June 1, 2007, vesting date, and recorded an additional adjustment of $234,375. On June 1, 2007 the warrants were revalued at $5.40 per share based on the Black-Scholes option pricing method using the following assumptions: volatility of 129%, expected life of four and a half years, risk free interest rate of 4.97% and no dividends. The Company recorded an additional expense of $269,839 related to these vested warrants during the year ended December 31, 2007.

On November 21, 2011, these warrants expired.

Fulton Project Lease

On July 20, 2010, the Company entered into a 30 year lease agreement with Itawamba County, Mississippi for the purpose of the development, construction, and operation of the Fulton Project. At the end of the primary 30 year lease term, the Company shall have the right for two additional 30 year terms. The current lease rate is computed based on a per acre rate per month that is approximately $10,300 per month. The lease stipulates the lease rate is to be reduced at the time of the construction start by a Property Cost Reduction Formula which can substantially reduce the monthly lease costs. The lease rate shall be adjusted every five years to the Consumer Price Index. The below payout schedule does not contemplate reductions available upon the commencement of construction and commercial operations.

Future annual minimum lease payments under the above lease agreements, at December 31, 2011 are as follows:

Years ending
December 31,
2012	$123,504
2013	123,504
2014	123,504
2015	125,976
2016	125,976
Thereafter	3,025,000
Total	$3,647,464

Rent expense under non-cancellable leases was approximately $123,000, $62,000, and $185,000 during the years ended December 31, 2011, 2010 and the period from Inception to December 31, 2011, respectively. As of December 31, 2011 and 2010, $82,336 and $0 of the monthly lease payments were included in accounts payable on the accompanying balance sheets. As of December 31, 2011, the Company was in technical default of the lease due to non-payment. However, as of April 16, 2012, we have not received a notice of default.

Legal Proceedings

From time to time we may become involved in legal proceedings which could adversely affect us. We are currently not involved in litigation that we believe will have a materially adverse effect on our financial condition or results of operations. There is no action, suit, proceeding, inquiry or investigation before or by any court, public board, government agency, self-regulatory organization or body pending or, to the knowledge of the executive officers of our company or any of our subsidiaries, threatened against or affecting our company, our common stock, any of our subsidiaries or of our company’s or our company’s subsidiaries’ officers or directors in their capacities as such, in which an adverse decision is expected to have a material adverse effect.

Consulting Agreements - Other

On July 21, 2011, the Company entered into a consulting service agreement with the National Center for Sustainable Development (“NCSD”), a non-profit organization. The NCSD assists companies in the sustainable development industry in order to promote a sustainable low carbon economy through demonstration projects, by identifying qualified Chinese investors. The term of the agreement is for twelve months or upon termination by either party. The NCSD is entitled to 5% on the first $250 million, and 3% in excess of $250 million for equity capital, and/or 2% of aggregate gross proceeds received from debt capital.

RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 - RELATED PARTY TRANSACTIONS

On December 15, 2010, the Company entered into a loan agreement (the “Loan Agreement”) by and between Arnold Klann, the Chief Executive Officer, Chairman of the board of directors and majority shareholder of the Company, as lender (the “CEO/Lender”), and the Company, as borrower. Pursuant to the Loan Agreement, the CEO/Lender agreed to advance to the Company a principal amount of Two Hundred Thousand United States Dollars ($200,000) (the “Loan”). The Loan Agreement requires the Company to (i) pay to the CEO/Lender a one-time amount equal to fifteen percent (15%) of the Loan (the “Fee Amount”) in cash or shares of the Company’s common stock at a value of $0.50 per share, at the CEO/Lender’s option; and (ii) issue the CEO/Lender warrants allowing the CEO/Lender to buy 500,000 common shares of the Company at an exercise price of $0.50 per common share, such warrants expire on December 15, 2013. The Company has promised to pay in full the outstanding principal balance of any and all amounts due under the Loan Agreement within thirty (30) days of the Company’s receipt of investment financing or a commitment from a third party to provide One Million United States Dollars ($1,000,000) to the Company or one of its subsidiaries (the “Due Date”), to be paid in cash.

The fair value of the warrants was $83,736 as determined by the Black-Scholes option pricing model using the following weighted-average assumptions: volatility of 112.6%, risk-free interest rate of 1.1%, dividend yield of 0%, and a term of three (3) years.

The proceeds were allocated to the warrants issued to the note holder based on their relative fair values which resulted in $83,736 allocated to the warrants. The amount allocated to the warrants resulted in a discount to the note. The Company amortized the discount over the estimated term of the Loan using the straight line method due to the short term nature of the Loan. The Company estimated the Loan would be paid back during the quarter ended September 30, 2011. During the three and nine-months ended September 30, 2012 and 2011, and for the period from Inception to September 30, 2012, the Company amortized the discount to interest expense of approximately $0, $26,700, $0, $73,900, and $83,736 respectively.

For the three and nine-months ended September 30, 2012 and 2011, and for the period from Inception to September 30, 2012, the Company recognized interest expense of approximately $0, $7,600, $0, $24,000, and $30,000, respectively related to the above note. No payments have been made on this note to date.

NOTE 10 - RELATED PARTY TRANSACTIONS

Technology Agreement with Arkenol, Inc.

On March 1, 2006, the Company entered into a Technology License agreement with Arkenol, Inc. (“Arkenol”), which the Company’s majority shareholder and other family members hold an interest in. Arkenol has its own management and board separate and apart from the Company. According to the terms of the agreement, the Company was granted an exclusive, non-transferable, North American license to use and to sub-license the Arkenol technology. The Arkenol Technology, converts cellulose and waste materials into Ethanol and other high value chemicals. As consideration for the grant of the license, the Company shall make a one time payment of $1,000,000 at first project construction funding and for each plant make the following payments: (1) royalty payment of 4% of the gross sales price for sales by the Company or its sub licensees of all products produced from the use of the Arkenol Technology (2) and a one time license fee of $40.00 per 1,000 gallons of production capacity per plant. According to the terms of the agreement, the Company made a one-time exclusivity fee prepayment of $30,000 during the period ended December 31, 2006. The agreement term is for 30 years from the effective date.

During 2008, due to the receipt of proceeds from the Department of Energy, the Board of Directors determined that the Company had triggered its obligation to incur the full $1,000,000 Arkenol License fee. The Board of Directors determined that the receipt of these proceeds constituted “First Project Construction Funding” as established under the Arkenol technology agreement. As such, the consolidated statement of operations for the year ended December 31, 2008 reflected the one-time license fee of $1,000,000. The Company paid the net amount due of $970,000 to the related party on March 9, 2009.

Asset Transfer Agreement with Ark Entergy, Inc.

On March 1, 2006, the Company entered into an Asset Transfer and Acquisition Agreement with ARK Energy, Inc. (“ARK Energy”), which is owned (50%) by the Company’s CEO. ARK Energy has its own management and board separate and apart from the Company. Based upon the terms of the agreement, ARK Energy transferred certain rights, assets, work-product, intellectual property and other know-how on project opportunities that may be used to deploy the Arkenol technology (as described in the above paragraph). In consideration, the Company has agreed to pay a performance bonus of up to $16,000,000 when certain milestones are met. These milestones include transferee’s project implementation which would be demonstrated by start of the construction of a facility or completion of financial closing whichever is earlier. The payment is based on ARK Energy’s cost to acquire and develop 19 sites which are currently at different stages of development. As of December 31, 2011 and 2010, the Company had not incurred any liabilities related to the agreement.

Related Party Lines of Credit

In March 2007, the Company obtained a line of credit in the amount of $1,500,000 from its Chairman/Chief Executive Officer and majority shareholder to provide additional liquidity to the Company as needed. Under the terms of the note, the Company is to repay any principal balance and interest, at 10% per annum, within 30 days of receiving qualified investment financing of $5,000,000 or more. As of December 31, 2007, the Company repaid its outstanding balance on line of credit of approximately $631,000 which included interest of $37,800. This line of credit was terminated with the closing of the private placement in December 2007 and the subsequent line of credit balance repayment.

In February 2009, the Company obtained a line of credit in the amount of $570,000 from Arkenol Inc, its technology licensor, to provide additional liquidity to the Company as needed. In October 2009 $175,000 was utilized from the line of credit and in November 2009 the balance was paid in full along with approximately $500 interest. As of December 31, 2010, there were no amounts outstanding and the line of credit was deemed cancelled as the Company did not anticipate utilizing funds from the line of credit.

On November 10, 2011, the Company obtained a line of credit in the amount of $40,000 from its Chairman/Chief Executive Officer and majority shareholder to provide additional liquidity to the Company as needed, at his sole discretion. Under the terms of the note, the Company is to repay any principal balance and interest, at 12% per annum, within 30 days of receiving qualified investment financing of $100,000 or more. As of November 11, 2011, the outstanding balance on the line of credit is approximately $19,000 with $21,000 remaining under the line.

Purchase of Property and Equipment

During the year ended December 31, 2007, the Company purchased various office furniture and equipment from ARK Energy costing approximately $39,000.

Notes Payable

As mentioned in Note 3, on July 13, 2007, the Company issued several convertible notes aggregating a total of $500,000 with eight accredited investors including $25,000 invested by the Company’s former Chief Financial Officer. In 2011 and 2010 no additional notes were issued.

Loan Agreement

On December 15, 2010, the Company entered into a loan agreement (the “Loan Agreement”) by and between Arnold Klann, the Chief Executive Officer, Chairman of the board of directors and majority shareholder of the Company, as lender (the “Lender”), and the Company, as borrower. Pursuant to the Loan Agreement, the Lender agreed to advance to the Company a principal amount of Two Hundred Thousand United States Dollars ($200,000) (the “Loan”). The Loan Agreement requires the Company to (i) pay to the Lender a one-time amount equal to fifteen percent (15%) of the Loan (the “Fee Amount”) in cash or shares of the Company’s common stock at a value of $0.50 per share, at the Lender’s option; and (ii) issue the Lender warrants allowing the Lender to buy 500,000 common shares of the Company at an exercise price of $0.50 per common share, such warrants to expire on December 15, 2013. The Company has promised to pay in full the outstanding principal balance of any and all amounts due under the Loan Agreement within thirty (30) days of the Company’s receipt of investment financing or a commitment from a third party to provide One Million United States Dollars ($1,000,000) to the Company or one of its subsidiaries (the “Due Date”), to be paid in cash or shares of the Company’s common stock, at the Lender’s option.

The fair value of the warrants was $83,736 as determined by the Black-Scholes option pricing model using the following weighted-average assumptions: volatility of 112.6%, risk-free interest rate of 1.1%, dividend yield of 0%, and a term of three (3) years.

The proceeds were allocated to the warrants issued to the note holder based on their relative fair values which resulted in $83,736 allocated to the warrants. The amount allocated to the warrants resulted in a discount to the note. The Company amortized the discount over the estimated term of the Loan using the straight line method due to the short term nature of the Loan. The Company estimated the Loan would be paid back during the quarter ended September 30, 2011. During the year ended December 31, 2011 and 2010, the Company amortized $73,885 and $9,851, respectively, of the discount to interest expense.

REDEEMABLE NONCONTROLLING INTEREST	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Noncontrolling Interest [Abstract]
REDEEMABLE NONCONTROLLING INTEREST

NOTE 8 - REDEEMABLE NONCONTROLLING INTEREST

On December 23, 2010, the Company sold a one percent (1%) membership interest in its operating subsidiary, BlueFire Fulton Renewable Energy, LLC (“BlueFire Fulton” or the “Fulton Project”), to an accredited investor for a purchase price of $750,000 (“Purchase Price”). The Company maintains a 99% ownership interest in the Fulton Project. In addition, the investor received a right to require the Company to redeem the 1% interest for $862,500, or any pro-rata amount thereon. The redemption is based upon future contingent events of obtaining financing for the construction of the Fulton Project. The third party equity interests in the consolidated joint ventures are reflected as redeemable noncontrolling interests in the Company’s consolidated financial statements outside of equity. The Company accreted the redeemable noncontrolling interest for the total redemption price of $862,500 through the estimated forecasted financial close, originally estimated to be the end of the third quarter of 2011. Net loss attributable to the redeemable noncontrolling interest for the three and nine-months ended September 30, 2012, and for the period from Inception to September 30, 2012 was $233, $2,775, and $12,744, respectively. Net loss attributable to the redeemable noncontrolling interest for the three and nine months ended September 30, 2011 was inconsequential to the financial statements taken as a whole and thus not presented on the consolidated statement of operations.

For the three and nine-months ended September 30, 2012 and 2011, and for the period from Inception to September 30, 2012 the Company recognized the accretion of the redeemable noncontrolling interest of $0, $37,500, $0, $112,500, and $112,500, respectively which was charged to additional paid-in capital.

NOTE 8 - REDEEMABLE NONCONTROLLING INTEREST

On December 23, 2010, the Company sold a one percent (1%) membership interest in its operating subsidiary, BlueFire Fulton Renewable Energy, LLC (“BlueFire Fulton” or the “Fulton Project”), to an accredited investor for a purchase price of $750,000 (“Purchase Price”). The Company maintains a 99% ownership interest in the Fulton Project. In addition, the investor received a right to require the Company to redeem the 1% interest for $862,500, or any pro-rata amount thereon. The redemption is based upon future contingent events based upon obtaining financing for the construction of the Fulton Project. The third party equity interests is reflected as redeemable noncontrolling interests in the Company’s consolidated financial statements outside of equity. The Company accreted the redeemable noncontrolling interest for the total redemption price of $862,500 through the forecasted financial close, estimated to be the end of the third quarter of 2011. On October 5, 2011, the Company received a rejection letter for the USDA loan guarantee, which was the financing the Company was basing estimates on. During the years ended December 31, 2011 and 2010 and the period from Inception to December 31, 2011, the Company recognized the accretion of the redeemable noncontrolling interest of $112,500, $0, and $112,500, respectively which was charged to additional paid-in capital.

Net loss attributable to the redeemable noncontrolling interest during the year ended December 31, 2011 was $9,969 which netted against the value of the redeemable non-controlling interest in temporary equity. The allocation of net loss was presented on the statement of operations.

STOCKHOLDERS' DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' DEFICIT

NOTE 9 - STOCKHOLDERS’ DEFICIT

Shares Issued for Services

During the nine months ended September 30, 2012, the Company issued 389,752 shares of common stock for legal services provided. In connection with this issuance the Company recorded approximately $83,000 in legal expense which is included in general and administrative expense. The Company valued the shares using the closing market price on the date of issuance.

During the nine months ended September 30, 2012, the Company issued 44,000 shares of common stock for board of director services provided. In connection with this issuance the Company recorded approximately $7,500 in expense which is included in general and administrative expense. The Company valued the shares using the closing market price on the date of issuance.

During the nine months ended September 30, 2012, the Company issued 13,889 shares of common stock for a consultant associated with the Company's USDA Loan Guarantee Application. In connection with this issuance the Company recorded approximately $2,100 in expense which is included in general and administrative expense. The Company valued the shares using the closing market price on the date of issuance.

Stock Purchase Agreement

On January 19, 2011, the Company signed a $10 million purchase agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”), an Illinois limited liability company. The Company also entered into a registration rights agreement with LPC whereby we agreed to file a registration statement related to the transaction with the U.S. Securities & Exchange Commission (“SEC”) covering the shares that may be issued to LPC under the Purchase Agreement within ten days of the agreement. Although under the Purchase Agreement the registration statement was to be declared effective by March 31, 2011, LPC did not terminate the Purchase Agreement. The registration statement was declared effective on May 10, 2011, without any penalty.

After the SEC declared effective the registration statement related to the transaction, the Company has the right, in its sole discretion, over a 30-month period to sell shares of common stock to LPC in amounts from $35,000 and up to $500,000 per sale, depending on the Company’s stock price as set forth in the Purchase Agreement, up to the aggregate commitment of $10 million.

There are no upper limits to the price LPC may pay to purchase our common stock. The purchase price of the shares related to the $10 million funding will be based on the prevailing market prices of the Company’s shares immediately preceding the time of sales without any fixed discount, and the Company controls the timing and amount of any future sales, if any, of shares to LPC. LPC shall not have the right or the obligation to purchase any shares of our common stock on any business day that the price of our common stock is below $0.15. The Purchase Agreement contains customary representations, warranties, covenants, closing conditions and indemnification and termination provisions by, among and for the benefit of the parties. LPC has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of the Company’s shares of common stock. The Purchase Agreement may be terminated by us at any time at our discretion without any cost to us. Except for a limitation on variable priced financings, there are no financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the agreement.

Upon signing the Purchase Agreement, BlueFire received $150,000 from LPC as an initial purchase under the $10 million commitment in exchange for 428,571 shares of our common stock and warrants to purchase 428,571 shares of our common stock at an exercise price of $0.55 per share. The warrants contain a ratchet provision in which the exercise price will be adjusted based on future issuances of common stock, excluding certain issuances; if issuances are at prices lower than the current exercise price (see Note 5). The warrants have an expiration date of January 2016.

Concurrently, in consideration for entering into the $10 million agreement, we issued to LPC 600,000 shares of our common stock as a commitment fee and shall issue up to 600,000 shares pro rata as LPC purchases up to the remaining $9.85 million.

During the three and nine-months ended September 30, 2012, and 2011, and for the period from March 28, 2006 (Inception) to September 30, 2012, the Company drew $0, $30,000, $35,000, $100,000, and $235,000, respectively, on the Purchase Agreement.

Equity Facility Agreement

On March 28, 2012, BlueFire finalized a committed equity facility (the “Equity Facility”) with TCA Global Credit Master Fund, LP, a Cayman Islands limited partnership (“TCA”), whereby the parties entered into (i) a committed equity facility agreement (the “Equity Agreement”) and (ii) a registration rights agreement (the “Registration Rights Agreement”). Pursuant to the terms of the Equity Agreement, for a period of twenty-four (24) months commencing on the date of effectiveness of the Registration Statement (as defined below), TCA committed to purchase up to $2,000,000 of BlueFire’s common stock, par value $0.001 per share (the “Shares”), pursuant to Advances (as defined below), covering the Registrable Securities (as defined below). The purchase price of the Shares under the Equity Agreement is equal to ninety-five percent (95%) of the lowest daily volume weighted average price of BlueFire’s common stock during the five (5) consecutive trading days after BlueFire delivers to TCA an Advance notice in writing requiring TCA to advance funds (an “Advance”) to BlueFire, subject to the terms of the Equity Agreement. The “Registrable Securities” include (i) the Shares; and (ii) any securities issued or issuable with respect to the Shares by way of exchange, stock dividend or stock split or in connection with a combination of shares, recapitalization, merger, consolidation or other reorganization or otherwise. As further consideration for TCA entering into and structuring the Equity Facility, BlueFire paid to TCA a fee by issuing to TCA shares of BlueFire’s common stock that equal a dollar amount of $110,000 (the “Facility Fee Shares”). It is the intention of BlueFire and TCA that the value of the Facility Fee Shares shall equal $110,000. In the event the value of the Facility Fee Shares issued to TCA does not equal $110,000 after a nine month evaluation date, the Equity Agreement provides for an adjustment provision allowing for necessary action (either the issuance of additional shares to TCA or the return of shares previously issued to TCA to BlueFire’s treasury) to adjust the number of Facility Fee Shares issued. BlueFire also entered into the Registration Rights Agreement with TCA. Pursuant to the terms of the Registration Rights Agreement, BlueFire was obligated to file a registration statement (the “Registration Statement”) with the U.S. Securities and Exchange Commission (the “SEC’) to cover the Registrable Securities within 45 days of closing, which BlueFire filed on or around May 5, 2012. BlueFire must use its commercially reasonable efforts to cause the Registration Statement to be declared effective by the SEC by a date that is no later than 90 days following closing.

In connection with the issuance of approximately 280,000 shares for the $110,000 facility fee as described above, the Company capitalized said amount within deferred financings costs in the accompanying balance sheet as of September 30, 2012, along with other costs incurred as part of the Equity Facility and the Convertible Note described below. Additional costs related to the Equity Facility and paid from the funds of the Convertible Note described below, were approximately $60,000. Aggregate costs of the Equity Facility were $170,000. Because these costs were to access the Equity Facility, earned by TCA regardless of the Company drawing on the Equity Facility, and not part of a funding, they are treated akin to debt costs. The deferred financings costs related to the Equity Facility will be amortized over one (1) year on a straight-line basis. The Company believes this accelerated amortization, which is less than the two year Equity Facility term, is appropriate based on substantial doubt about the Company’s ability to continue as a going concern. During the nine-months ended September 30, 2012, the Company amortized deferred financing costs and recorded as expense approximately $55,000 related to the share based facility fee.

On March 28, 2012, BlueFire entered into a security agreement (the “Security Agreement”) with TCA, related to a $300,000 convertible promissory note issued by BlueFire in favor of TCA (the “Convertible Note”). The Security Agreement grants to TCA a continuing, first priority security interest in all of BlueFire’s assets, wheresoever located and whether now existing or hereafter arising or acquired. On March 28, 2012, BlueFire issued the Convertible Note in favor of TCA. The maturity date of the Convertible Note is March 28, 2013, and the Convertible Note bears interest at a rate of twelve percent (12%) per annum with a default rate of eighteen percent (18%) per annum. The Convertible Note is convertible into shares of BlueFire’s common stock at a price equal to ninety-five percent (95%) of the lowest daily volume weighted average price of BlueFire’s common stock during the five (5) trading days immediately prior to the date of conversion. The Convertible Note may be prepaid in whole or in part at BlueFire’s option without penalty. The proceeds received by the Company under the purchase agreement was used for general working capital purposes which include costs expected to be reimbursed under the DOE cost share program.

In connection with the Convertible Note, approximately $93,000 was withheld and immediately disbursed to cover costs of the Convertible Note and Equity Facility described above. The costs related to the Convertible Note were $24,800 which are capitalized as deferred financing costs in the accompanying balance sheet as of September 30, 2012; and will be amortized on a straight-line basis over the term of the Convertible Note. In addition, $7,500 was disbursed to cover legal fees. After said costs, the Company received approximately $207,000 in cash from the Convertible Note. During the nine-months ended September 30, 2012, the Company amortized deferred financing costs and recorded as expense approximately $42,000 related to the cash based financing costs.

This note contains an embedded conversion feature whereby the holder can convert the note at a discount to the fair value of the Company’s common stock price. Based on applicable guidance the embedded conversion feature is considered a derivative instrument and bifurcated. This liability is recorded on the face of the financial statements as “derivative liability”, and must be revalued each reporting period.

The Company discounted the note by the fair market value of the derivative liability upon inception of the note. This discount will be accreted back to the face value of the note over the note term.

Using the Black-Scholes pricing model, with the inputs listed below, we calculated the fair market value of the conversion feature to be approximately $162,000 at the note’s inception and $106,000 as of September 30, 2012. The Company revalued the conversion feature at September 30, 2012 in the same manner with the inputs listed below and recognized a gain on the change in fair value of the derivative liability on the accompanying consolidated statement of operations of approximately $56,000.

	September 30, 2012	March 31, 2012
Annual dividend yield	-	-
Expected life (years)	0.50	0.99
Risk-free interest rate	.17%	0.19%
Expected volatility	72%	119%

NOTE 9 - STOCKHOLDERS' DEFICIT

Stock Purchase Agreement

On January 19, 2011, the Company signed a $10 million purchase agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”), an Illinois limited liability company.  The Company also entered into a registration rights agreement with LPC whereby we agreed to file a registration statement related to the transaction with the U.S. Securities & Exchange Commission (“SEC”) covering the shares that may be issued to LPC under the Purchase Agreement within ten days of the agreement. Although under the Purchase Agreement the registration statement was to be declared effective by March 31, 2011, LPC did not terminate the Purchase Agreement. The registration statement was declared effective on May 10, 2011, without any penalty.

After the SEC has declared effective the registration statement related to the transaction, the Company has the right, in their sole discretion, over a 30-month period to sell the shares of common stock to LPC in amounts from $35,000 and up to $500,000 per sale, depending on the Company’s stock price as set forth in the Purchase Agreement, up to the aggregate commitment of $10 million.

There are no upper limits to the price LPC may pay to purchase our common stock and the purchase price of the shares related to the $10 million funding will be based on the prevailing market prices of the Company’s shares immediately preceding the time of sales without any fixed discount, and the Company controls the timing and amount of any future sales, if any, of shares to LPC.  LPC shall not have the right or the obligation to purchase any shares of our common stock on any business day that the price of our common stock is below $0.15. The Purchase Agreement contains customary representations, warranties, covenants, closing conditions and indemnification and termination provisions by, among and for the benefit of the parties. LPC has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of the Company’s shares of common stock.  The Purchase Agreement may be terminated by us at any time at our discretion without any cost to us.  Except for a limitation on variable priced financings, there are no financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the agreement.

Upon signing the Purchase Agreement, BlueFire received $150,000 from LPC as an initial purchase under the $10 million commitment in exchange for 428,571 shares of our common stock and warrants to purchase 428,571 shares of our common stock at an exercise price of $0.55 per share.  The warrants contain a ratchet provision in which the exercise price will be adjusted based on future issuances of common stock, excluding certain issuances; if issuances are at prices lower than the current exercise price (see Note 6). The warrants have an expiration date of January 2016.

Concurrently, in consideration for entering into the $10 million agreement, we issued to LPC 600,000 shares of our common stock as a commitment fee and shall issue up to 600,000 more shares pro rata as LPC purchases up to the remaining $9.85 million.

During the year ended December 31, 2011, the Company drew $200,000 under the Purchase Agreement and issued 1,119,377 shares of common stock, including 12,183 commitment shares that were eared on a pro-rata basis as described above. The Company still has $9,650,000 available on the Purchase Agreement as of December 31, 2011; however, no additional monies are expected to be drawn down until sometime during the second quarter of 2012. There have been $35,000 in draw downs subsequent to December 31, 2011 year end resulting in 235,465 additional shares being issued under the Purchase Agreement.

The Company accounted for the 428,571 common stock warrants with ratchet provisions in accordance with ASC 815 whereby the warrants require liability classification. As the warrants are considered a cost of permanent equity, the value of the warrants netted against the equity recognized in additional paid-in capital. See note 6 for valuation of warrants. The 600,000 shares of common stock issued in connect with the agreement were also considered a cost of permanent equity. However, because the value of the shares both add to additional paid-in capital for the value of shares issued and net against it as a cost of capital, they were recorded at par value with a corresponding reduction to additional-paid-in capital.

The remaining 600,000 shares that are to be issue pro-rata as the Company draws on the Purchase Agreement are also a cost of capital and are recorded as earned by LPC. The value of the shares both add to additional paid-in capital for the value of shares issued and net against it as a cost of capital; accordingly, they are recorded at par value with a corresponding reduction to additional-paid-in capital when earned.

Amended and Restated 2006 Incentive and Nonstatutory Stock Option Plan

On December 14, 2006, the Company established the 2006 incentive and nonstatutory stock option plan (the “Plan”). The Plan is intended to further the growth and financial success of the Company by providing additional incentives to selected employees, directors, and consultants. Stock options granted under the Plan may be either "Incentive Stock Options" or "Nonstatutory Options" at the discretion of the Board of Directors. The total number of shares of Stock which may be purchased through exercise of Options granted under this Plan shall not exceed ten million (10,000,000) shares, they become exercisable over a period of no longer than five (5) years and no less than 20% of the shares covered thereby shall become exercisable annually.

On October 16, 2007, the Board reviewed the Plan. As such, it determined that the Plan was to be used as a comprehensive equity incentive program for which the Board serves as the Plan administrator; and therefore added the ability to grant restricted stock awards under the Plan.

Under the amended and restated Plan, an eligible person in the Company’s service may acquire a proprietary interest in the Company in the form of shares or an option to purchase shares of the Company’s common stock. The amendment includes certain previously granted restricted stock awards as having been issued under the amended and restated Plan. As of December 31, 2011, 3,307,159 options and 1,238,359 shares have been issued under the plan. As of December 31, 2011, 5,454,482 shares are still issuable under the Plan.

Stock Options

On December 14, 2006, the Company granted options to purchase 1,990,000 shares of common stock to various employees and consultants having a $2.00 exercise price. The value of the options granted was determined to be approximately $4,900,000 based on the Black-Scholes option pricing model using the following assumptions: volatility of 99%, expected life of five (5) years, risk free interest rate of 4.73%, market price per share of $3.05, and no dividends. The Company expensed the value of the options over the vesting period of two years for the employees. For non-employees the Company revalued the fair market value of the options at each reporting period under the provisions of ASC 505. On December 14, 2011 all 1,970,000 of these options expired while 20,000 were exercised in a prior year.

On December 20, 2007, the Company granted options to purchase 1,038,750 shares of the Company’s common stock to various employees and consultants having an exercise price of $3.20 per share. In addition, on the same date, the Company granted its President and Chief Executive Officer 250,000 and 28,409 options to purchase shares of the Company’s common stock having an exercise price of $3.20 and $3.52, respectively. The value of the options granted was determined to be approximately $3,482,000 based on the Black-Scholes option pricing model using the following assumptions: volatility of 122.9%, expected life of five (5) years, risk free interest rate of 3.09%, market price per share of $3.20, and no dividends. Of the total 1,317,159 options granted on December 20, 2007, 739,659 vested immediately and 27,500 issued to consultants vested monthly over a one year period, and 550,000 of the options vested upon two contingent future events. Management’s belief at the time of the grant was that the events were probable to occur and were within their control, and thus accounted for the remaining vesting under ASC 718 by straight-lining the vesting through the expected date on which the future events were to occur. At the time, management believed that future date was June 30, 2008. This determination was based on the fact that the Company appeared to be on track to receive the permits and the related funding was available. In June 2008, the Company determined that the June 30, 2008 estimate would not be met due to delays in receiving the necessary permits and thus modified the date to September 30, 2008. In September 2008, the Company determined that the September 30, 2009 deadline would not be met due to the difficulty in obtaining financing due to the pending collapse of the capital markets. At that point the remaining unamortized portion was immaterial and thus, the Company expensed the remaining amounts. Although the options were expensed according to ASC 718, the recipients are still not fully vested as the triggering events have not yet occurred. The original grant date fair value of the 550,000 unvested options was $2.70.

The Company accounts for the stock options to consultants under the provisions of ASC 505. In accordance with ASC 505, the options awarded to consultants under the 2006 and 2007 Stock Option Grant were re-valued periodically using the Black-Scholes option pricing model over the vesting period. As of December 31, 2011 and 2010 stock options to consultants were fully vested and expensed.

In connection with the Company’s 2007 and 2006 stock option awards, during the years ended December 31, 2011, and 2010 and for the period from March 28, 2006 (Inception) to December 31, 2011, the Company recognized stock based compensation, including consultants, of approximately $0, $0, and $4,487,000 to general and administrative expenses and $0, $0, and $4,368,000 to project development expenses, respectively. There is no additional future compensation expense to record at December 31, 2011 based on previous awards.

A summary of the status of the stock option grants under the Plan as of the years ended December 31, 2007, 2008, 2009, 2010 and 2011 and changes during this period are presented as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding January 1, 2007	1,990,000	$2.00
Granted during the year	1,317,159	3.21
Exercised during the year	(20,000)	2.00
Outstanding December 31, 2007	3,287,159	$2.48	4.40
Granted during the year	-	-
Exercised during the year	-	-
Outstanding December 31, 2008	3,287,159	$2.48	3.40
Granted during the year	-	-
Exercised during the year	-	-
Outstanding December 31, 2009	3,287,159	$2.48	2.40
Granted during the year	-	-
Exercised during the year	-	-
Outstanding December 31, 2010	3,287,159	$2.48	1.40
Granted during the year	-
Exercised during the year	-
Expired during the year	(2,057,500)	2.00
Options exercisable at December 31, 2011	1,229,659	$3.21	1.00

There were no amounts received for the exercise of stock options in 2011 or 2010.

The following table summarizes information concerning outstanding and exercisable options at December 31, 2011:

		OPTIONS OUTSTANDING		OPTIONS EXERCISABLE
Range of Exercise Prices	Outstanding as of 12/31/2011	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Exercisable as of 12/31/2011	Weighted- Average Exercise Price

$3.20 - $3.52	1,229,659	1.00	$3.21	767,159	$3.21

As of December 31, 2011, the average intrinsic value of the options outstanding is zero as the exercise prices were in excess of the closing price of the Company’s common stock as of December 31, 2011.

Private Offerings

On January 5, 2007, the Company completed a private offering of its stock, and entered into subscription agreements with four accredited investors. In this offering, the Company sold an aggregate of 278,500 shares of the Company’s common stock at a price of $2.00 per share for total proceeds of $557,000. The shares of common stock were offered and sold to the investors in private placement transactions made in reliance upon exemptions from registration pursuant to Section 4(2) under the Securities Act of 1933. In addition, the Company paid $12,500 in cash and issued 6,250 shares of their common stock as a finder’s fee.

On December 3, 2007 and December 14, 2007, the Company issued an aggregate of 5,740,741 shares of common stock at $2.70 per share and issued warrants to purchase 5,740,741 shares of common stock for gross proceeds of $15,500,000. The warrants have an exercise price of $2.90 per share and expire five years from the date of issuance.

The value of the warrants was determined to be approximately $15,968,455 based on the Black-Scholes option pricing model using the following assumptions: volatility of 122.9%, expected life of five (5) years, risk free interest rate of 3.28%, market price per share of $3.26, and no dividends. The relative fair value of the warrants did not have an impact on the financial statements as they were issued in connection with a capital raise and recorded as additional paid-in capital.

The warrants are subject to “full-ratchet” anti-dilution protection in the event the Company (other than excluded issuances, as defined) issues any additional shares of stock, stock options, warrants or any securities exchangeable into common stock at a price of less than $2.90 per share. If the Company issues securities for less $2.90 per share then the exercise price for the warrants shall be adjusted to equal to the lower price. See Note 6, for additional information regarding these warrants.

In connection with the capital raise, the Company paid $1,050,000 to placement agents, $90,000 in legal fees and issued warrants for the purchase of 222,222 shares of common stock. The warrants were valued at $618,133 based on the Black-Scholes assumptions above as recorded as a cost of the capital raised by the Company.

Issuance of Common Stock related to Employment Agreements

In January 2007, the Company issued 10,000 shares of common stock to an employee in connection with an employment agreement. The shares were valued on the initial date of employment at $40,000 based on the closing market of the Company’s common stock on that date.

On February 12, 2007, the Company entered into an employment agreement with a key employee, and simultaneously entered into a consulting agreement with an entity controlled by such employee; both agreements were effective March 16, 2007. Under the terms of the consulting agreement, the consulting entity received 50,000 restricted shares of the Company’s common stock. The common stock was valued at approximately $275,000 based on the closing market price of the Company’s common stock on the date of the agreement. The shares vested in equal quarterly installments on February 12, 2007, June 1, December 1, and December 1, 2007. The Company amortized the entire fair value of the common stock of $275,000 over the vesting period during the year ended December 31, 2007. No additional issuances were made in 2008, 2009 and 2010.

Shares Issued for Services

On August 27, 2009, the Company entered into a 6-month Consulting Agreement with Mirador Consulting, Inc. Pursuant to the Agreement, the Company will receive services in connection with mergers and acquisitions, corporate finance, corporate finance relations, introductions to other financial relations companies and other financial services. As consideration for these services, the Company made monthly cash payments of $3,000 and issued 200,000 shares of the Company’s common stock in exchange for $200. The Company valued the shares at $0.80 based upon the closing price of the Company’s common stock on the date of the agreement. Under the terms of the agreement, the shares did not have any future performance requirement nor were they cancellable. The Company expensed the entire value on the date of the agreement and recorded to general and administrative expense. Under the terms of the agreement the Company was to issue 100,000 shares on execution of the agreement on November 15, 2009. On May 24, 2010, the Company issued the remaining 100,000 shares.

Throughout the year ended December 31, 2011, the Company issued 718,963 shares of common stock for legal services provided, which compares to 75,000 shares for the same services in 2010. In connection with this issuance the Company recorded $162,000 in legal expense which is included in general and administrative expense, which compares to $20,250 in 2010.

Throughout the year ended December 31, 2011, the Company issued 139,549 shares of common stock for compliance services provided, which compares to zero shares for the same services in 2010. In connection with this issuance the Company recorded $22,962 in compliance expenses which is included in general and administrative expense, which compares to $0 in 2010.

On September 16, 2011, the Company issued 10,000 shares of common stock for consulting services provided, which compares to zero shares for the same services in 2010. In connection with this issuance the Company recorded $1,800 in consulting expenses which is included in general and administrative expense, which compares to $0 in 2010.

Shares Issued for Settlement of Accrued Expenses

On December 28, 2011, the Company issued 527,980 shares of common stock in lieu of cash for back rent owed of $81,837. In connection with this issuance the Company recorded a gain on the settlement of accrued rent expenses of $7,920 which is included in the accompanying statement of operations.

Private Placement Agreements

During the year ended December 31, 2007, the Company entered into various placement agent agreements, whereby payments are only ultimately due if capital is raised.

Warrants Issued

See Notes 5, 6, 9 and 10 for warrants issued with debt and equity financings.

On August 27, 2009, the Company entered into a six month consulting agreement. Pursuant to the agreement, the Company grated the consultant a warrant to purchase 100,000 shares of common stock at an exercise price of $3.00 per share. The value of the warrant issued was determined to be approximately $8,300 based on the Black-Scholes option pricing model using the following assumptions: volatility of 108%, expected life of one (1) year, risk free interest rate of 2.48%, market price per share of $0.80, and no dividends. The value of the warrants was expensed during the year ended December 31, 2009. These warrants expired on August 27, 2010.

On December 15, 2010, the Company issued to Arnold Klann, a Director and Executive at the Company, a warrant to purchase 500,000 shares of common stock at an exercise price of $0.50 per share pursuant to a loan agreement. See Note 10.

On January 19, 2011, the Company issued to Lincoln Park Capital, a warrant to purchase 428,571 shares of common stock at an exercise price of $0.55 per share pursuant to a stock purchase agreement. See Note 9.

Warrants Cancelled

On October 19, 2009, the Company cancelled 673,200 warrants for $220,000 in cash. (see Note 6).

Warrants Outstanding

A summary of the status of the warrants for the years ended December 31, 2007, 2008, 2009 and 2010 changes during the periods is presented as follows:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding January 1, 2007 (with 50,000 warrants exercisable)	200,000	$5.00
Issued during the year	7,186,694	2.96
Outstanding and exercisable at December 31, 2007	7,386,694	$3.02	4.60
Issued during the year	-	-
Outstanding and exercisable at December 31, 2008	7,386,694	$3.02	3.60
Issued during the year	100,000	3.00
Cancelled during the year	(673,200)	(2.90)
Outstanding and exercisable at December 31, 2009	6,813,494	$3.03	2.76
Issued during the year	500,000	0.50
Cancelled during the year	(426,800)	(2.92)
Outstanding and exercisable at December 31, 2010	6,886,694	$2.85	1.98
Issued during the year	428,581	0.55
Expired during the year	(200,000)	5.00
Outstanding and exercisable at December 31, 2011	7,115,275	$2.65	1.20

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11 – INCOME TAXES

Income tax reporting primarily relates to the business of the parent company Blue Fire Ethanol Fuels, Inc. which experienced a change in ownership on June 27, 2006. A change in ownership requires management to compute the annual limitation under Section 382 of the Internal Revenue Code. The amount of benefits the Company may receive from the operating loss carry forwards for income tax purposes is further dependent, in part, upon the tax laws in effect, the future earnings of the Company, and other future events, the effects of which cannot be determined.

The Company had no estimated state tax liability at December 31, 2011. There is no current provision or liability for federal reporting purposes, and no deferred income tax expense is recorded since the deferred tax assets have been recorded as discussed below.

The Company''s deferred tax assets consist solely of net operating loss carry forwards of approximately $9,651,000 and $9,386,000 at December 31, 2011 and 2010, respectively. For federal tax purposes these carry forwards expire in twenty years beginning in 2026 and for the State of California purposes they expire in five years beginning in 2011. A full valuation allowance has been placed on 100% of the Company''s deferred tax assets as it cannot be determined if the assets will be ultimately used to offset future income, if any. During the years ended December 31, 2011 and 2010, and for the period from March 28, 2006 (Inception) to December 31, 2011, the valuation increased by approximately $266,000, increased by approximately $822,000, increased by approximately $9,651,000, respectively.

The difference between the California statutory rate of approximately 8.83% and the actual provision rate is due to permanent difference required to get to taxable income. These permanent differences relate primarily to the gain on warrant liability, the accretion of related party note discount and other non-cash expenses. The Company has not provided a reconciliation to the provision for income taxes for the years ended December 31, 2011 and 2010 as the difference between the statutory rates and the actual provision rate relate to changes in the NOLs and the corresponding valuation allowance.

In addition, the Company is not current in their federal and state income tax filings due to previous delinquencies by Sucre prior to the reverse acquisition and due to fiscal 2010 returns not being filed. The Company has assessed and determined that the effect of non filing is not expected to be significant, as Sucre has not had active operations for a significant period of time and because the Company incurred significant losses in fiscal 2010.

The Company has filed all other United States Federal and State tax returns. The Company has identified the United States Federal tax returns as its “major” tax jurisdiction. The United States Federal return years 2007 through 2011 are still subject to tax examination by the United States Internal Revenue Service, however, we do not currently have any ongoing tax examinations. The Company is subject to examination by the California Franchise Tax Board for the years ended 2006 through 2011 and currently does not have any ongoing tax examinations.

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

Note 10 - Subsequent Events

On October 11, 2012, the Company borrowed $37,500, of which $35,000 in proceeds were received, under a short-term convertible note payable with a third party. Under the terms of the agreement, the note incurs interest at 8% per annum and is due on July 15, 2013. The note is convertible into common shares after six months and the conversion price is calculated by multiplying 58% (42% discount to market) by the average of the lowest three closing bid prices during the 10 days prior to the conversion date. The Company may prepay the convertible debt prior to maturity at varying prepayment penalty rates specified under the agreement.

In addition, the fees paid to the lender and legal to secure the convertible debt will be accounted for as deferred financing costs and capitalized. The deferred financing costs will be amortized over the term of the note.

NOTE 12 – SUBSEQUENT EVENTS

On March 28, 2012, BlueFire finalized a committed equity facility (the “Equity Facility”) with TCA Global Credit Master Fund, LP, a Cayman Islands limited partnership (“TCA”), whereby the parties entered into (i) a committed equity facility agreement (the “Equity Agreement”) and (ii) a registration rights agreement (the “Registration Rights Agreement”). Pursuant to the terms of the Equity Agreement, for a period of twenty-four (24) months commencing on the date of effectiveness of the Registration Statement (as defined below), TCA shall commit to purchase up to $2,000,000 of BlueFire’s common stock, par value $0.001 per share (the “Shares”), pursuant to Advances (as defined below), covering the Registrable Securities (as defined below). The purchase price of the Shares under the Equity Agreement is equal to ninety-five percent (95%) of the lowest daily volume weighted average price of BlueFire’s common stock during the five (5) consecutive trading days after BlueFire delivers to TCA an Advance notice in writing requiring TCA to advance funds (an “Advance”) to BlueFire, subject to the terms of the Equity Agreement. The “Registrable Securities” include (i) the Shares; and (ii) any securities issued or issuable with respect to the Shares by way of exchange, stock dividend or stock split or in connection with a combination of shares, recapitalization, merger, consolidation or other reorganization or otherwise. As further consideration for TCA entering into and structuring the Equity Facility, BlueFire shall pay to TCA a fee by issuing to TCA that number of shares of BlueFire’s common stock that equal a dollar amount of $110,000 (the “Facility Fee Shares”). It is the intention of BlueFire and TCA that the value of the Facility Fee Shares shall equal $110,000. In the event the value of the Facility Fee Shares issued to TCA does not equal $110,000 after a nine month evaluation date, the Equity Agreement provides for an adjustment provision allowing for necessary action (either the issuance of additional shares to TCA or the return of shares previously issued to TCA to BlueFire’s treasury) to adjust the number of Facility Fee Shares issued. BlueFire also entered into the Registration Rights Agreement with TCA. Pursuant to the terms of the Registration Rights Agreement, BlueFire is obligated to file a registration statement (the “Registration Statement”) with the U.S. Securities and Exchange Commission (the “SEC’) to cover the Registrable Securities within 45 days of closing. BlueFire must use its commercially reasonable efforts to cause the Registration Statement to be declared effective by the SEC by a date that is no later than 90 days following closing.

On March 28, 2012, BlueFire entered into a security agreement (the “Security Agreement”) TCA, related to a $300,000 convertible promissory note issued by BlueFire in favor of TCA (the “Convertible Note”). The Security Agreement grants to TCA a continuing, first priority security interest in all of BlueFire’s assets, wheresoever located and whether now existing or hereafter arising or acquired. On March 28, 2012, BlueFire issued the Convertible Note in favor of TCA. The maturity date of the Convertible Note is March 28, 2013, and the Convertible Note bears interest at a rate of twelve percent (12%) per annum. The Convertible Note is convertible into shares of BlueFire’s common stock at a price equal to ninety-five percent (95%) of the lowest daily volume weighted average price of BlueFire’s common stock during the five (5) trading days immediately prior to the date of conversion. The Convertible Note may be prepaid in whole or in part at BlueFire’s option without penalty. The proceeds received by the Company under the purchase agreement are expected to be used for general working capital purposes which include costs expected to be reimbursed under the DOE cost share program. The Company is currently determining the accounting impact of the transaction.

Subsequent to year end, in January 2012, under the LPC Purchase Agreement the Company sold a total of 235,465 shares to LPC for $0.15 share for $35,000.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Management's Plans

Management’s Plans

The Company is a development-stage company which has incurred losses since inception. Management has funded operations primarily through proceeds received in connection with a reverse merger, loans from its majority shareholder, the private placement of the Company's common stock in December 2007 for net proceeds of approximately $14,500,000, the issuance of convertible notes with warrants in July and August 2007, stock purchase agreements in 2010 and 2012, and Department of Energy reimbursements starting in 2009. The Company may encounter difficulties in establishing operations due to the time frame of developing, constructing and ultimately operating the planned bio-refinery projects.

As of September 30, 2012, the Company had negative working capital of approximately $2,379,000. Management has estimated that operating expenses for the next 12 months will be approximately $1,700,000, excluding engineering costs related to the development of bio-refinery projects. These matters raise substantial doubt about the Company’s ability to continue as a going concern. Throughout the remainder of 2012, the Company intends to fund its operations with reimbursements under the Department of Energy contract, draw downs on the equity commitment the Company received from Lincoln Park Capital in January 2011, the TCA Global Credit Master Fund, LP in March 2012 (see Note 9), as well as seek additional funding in the form of equity or debt. As of December 10, 2012, the Company expects the current resources available to them will only be sufficient for a period of approximately one month unless significant additional financing is received. Management has determined that the general expenditures must be reduced and additional capital will be required in the form of equity or debt securities. In addition, if we cannot raise additional short term capital, we may consume all of our cash reserved for operations. There are no assurances that management will be able to raise capital on terms acceptable to the Company. If we are unable to obtain sufficient amounts of additional capital, we may be required to reduce the scope of our planned development, which could harm our business, financial condition and operating results. The financial statements do not include any adjustments that might result from these uncertainties.

Additionally, the Company’s Lancaster plant is currently shovel ready and only requires minimal capital to maintain until funding is obtained for the construction. The preparation for the construction of this plant was the primary capital use in 2009. In October 2010, BlueFire filed the necessary paperwork to extend this project’s permits for an additional year while we await potential financing. Currently, the Company's air permit for the Lancaster plant is inactive until such time as we pay the necessary fees to reinstate it. In 2012, as in 2011, the Company sees this project on hold until we receive the funding to construct the facility.

As of December 31, 2010, the Company completed the detailed engineering on our proposed Fulton Project, procured all necessary permits for construction of the plant, and began site clearing and preparation work, signaling the beginning of construction.

We estimate the total construction cost of the bio-refineries to be in the range of approximately $300 million for the Fulton Project and approximately $100 million to $125 million for the Lancaster Biorefinery. These cost approximations do not reflect any increase or decrease in raw materials or any savings in construction cost that might be realized by the weak world economic environment. The Company is currently in discussions with potential sources of financing for these facilities, but no definitive agreements are in place.

Management’s Plans

The Company is a development-stage company which has incurred losses since inception. Management has funded operations primarily through proceeds received in connection with the reverse merger, loans from its majority shareholder, the private placement of the Company''s common stock in December 2007 for net proceeds of approximately $14,500,000, the issuance of convertible notes with warrants in July and in August 2007, and Department of Energy reimbursements throughout 2009, 2010, and 2011. The Company may encounter difficulties in establishing operations due to the time frame of developing, constructing and ultimately operating the planned bio-refinery projects.

As of December 31, 2011, the Company has negative working capital of approximately $1,520,000. Management has estimated that operating expenses for the next 12 months will be approximately $1,700,000, excluding engineering costs related to the development of bio-refinery projects. These matters raise substantial doubt about the Company’s ability to continue as a going concern. Throughout the remainder of 2012, the Company intends to fund its operations with reimbursements under the Department of Energy contract, draw downs on the equity commitment the Company received from Lincoln Park Capital in January 2011, as well as seek additional funding in the form of equity or debt. On March 28, 2012, the Company finalized a committed equity facility agreement and a $300,000 convertible promissory note with TCA Global Credit Master Fund, LP (See Note 12). As of April 16, 2012, the Company expects the current resources available to them will only be sufficient for a period of approximately two months unless significant additional financing is received. Management has determined that the general expenditures must be reduced and additional capital will be required in the form of equity or debt securities. In addition, if we cannot raise additional short term capital we may consume all of our cash reserved for operations. There are no assurances that management will be able to raise capital on terms acceptable to the Company. If we are unable to obtain sufficient amounts of additional capital, we may be required to reduce the scope of our planned development, which could harm our business, financial condition and operating results. The financial statements do not include any adjustments that might result from these uncertainties.

Additionally, the Company’s Lancaster plant is currently shovel ready and only requires minimal capital to maintain until funding is obtained for the construction. The preparation for the construction of this plant was the primary capital use in 2009. In October 2010, BlueFire filed the necessary paperwork to extend this project’s permits for an additional year while we await potential financing. In 2012, as in 2011, the Company sees this project on hold until we receive the funding to construct the facility.

As of December 31, 2010, the Company completed the detailed engineering on our proposed Fulton Project, procured all necessary permits for construction of the plant, and began site clearing and preparation work, signaling the beginning of construction.

We estimate the total construction cost of the bio-refineries to be in the range of approximately $300 million for the Fulton Project and approximately $100 million to $125 million for the Lancaster Biorefinery. These cost approximations do not reflect any decrease in raw materials or any savings in construction cost that might be realized by the weak world economic environment. The Company is currently in discussions with potential sources of financing for these facilities but no definitive agreements are in place.

Basis of Presentation

Basis of Presentation

The accompanying unaudited interim consolidated financial statements have been prepared by the Company pursuant to the rules and regulations of the United States Securities Exchange Commission. Certain information and disclosures normally included in the annual consolidated financial statements prepared in accordance with the accounting principles generally accepted in the Unites States of America have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, all adjustments and disclosures necessary for a fair presentation of these financial statements have been included. Such adjustments consist of normal recurring adjustments. These interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements of the Company for the year ended December 31, 2011. The results of operations for the nine months ended September 30, 2012 are not necessarily indicative of the results that may be expected for the full year.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of BlueFire Renewables, Inc., and its wholly-owned subsidiaries, BlueFire Ethanol, Inc. and Sucre Source LLC. BlueFire Ethanol Lancaster, LLC, and BlueFire Fulton Renewable Energy LLC (excluding 1% interest sold) are wholly-owned subsidiaries of BlueFire Ethanol, Inc. All intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The consolidated financial statements include the accounts of BlueFire Renewables, Inc., and its wholly-owned subsidiary, BlueFire Ethanol, Inc., BlueFire Ethanol Lancaster, LLC, BlueFire Fulton Renewable Energy LLC (excluding 1% interest sold), and SucreSource LLC are wholly-owned subsidiaries of BlueFire Ethanol, Inc. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reported periods. Actual results could materially differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reported periods. Actual results could materially differ from those estimates.

Debt Issuance Costs

Debt Issuance Costs

Debt issuance costs are capitalized and amortized over the term of the debt using the effective interest method, or expensed upon conversion or extinguishment when applicable. Costs are capitalized for amounts incurred in connection with proposed financings. In the event the financing related to the capitalized cost is not successful, the costs are immediately expensed (see Note 5).

Cash and Cash Equivalents

Cash and Cash Equivalents

For purpose of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents.

Accounts Receivable

Accounts Receivable

Accounts receivable are reported net of allowance for expected losses. It represents the amount management expects to collect from outstanding balances. Differences between the amount due and the amount management expects to collect are charged to operations in the year in which those differences are determined, with an offsetting entry to a valuation allowance. As of December 31, 2011 and 2010, there have been no such charges.

Intangible Assets

Intangible Assets

License fees acquired are either expensed or recognized as intangible assets. The Company recognizes intangible assets when the following criteria are met: 1) the asset is identifiable, 2) the Company has control over the asset, 3) the cost of the asset can be measured reliably, and 4) it is probable that economic benefits will flow to the Company. During the year ended December 31, 2009, the Company paid a license fee (see Note 10) to Arkenol, Inc., a related party. The license fee was expensed because the Company is still in the research and development stage and cannot readily determine the probability of future economic benefits for said license.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. The Company’s fixed assets are depreciated using the straight-line method over a period ranging from three to five years, except land which is not depreciated. Maintenance and repairs are charged to operations as incurred. Significant renewals and betterments are capitalized. At the time of retirement or other disposition of property and equipment, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in operations. During the year ended December 31, 2010, the Company began to capitalize costs in connection with the construction of its Fulton plant, and continued to do so in 2011. A portion of these costs were reimbursed under the Department of Energy grant discussed in Note 3. The reimbursable portion is treated as a reduction of those costs.

Revenue Recognition

Revenue Recognition

The Company is currently a development-stage company. The Company will recognize revenues from 1) consulting services rendered to potential sub licensees for development and construction of cellulose to ethanol projects, 2) sales of ethanol from its production facilities when (a) persuasive evidence that an agreement exists; (b) the products have been delivered; (c) the prices are fixed and determinable and not subject to refund or adjustment; and (d) collection of the amounts due is reasonably assured.

As discussed in Note 3, the Company received a federal grant from the United States Department of Energy, (“DOE”). The grant generally provides for payment in connection with related development and construction costs involving commercialization of our technologies. Grant award reimbursements are recorded as either as contra assets or as revenues depending upon whether the reimbursement is for capitalized costs or expenses paid by the Company. Contra capitalized cost and revenues from the grant are recognized in the period during which the conditions under the grant have been met and the Company has made payment for the asset or expense.  The Company recognizes DOE unbilled grant receivables for those costs that have been incurred during a period but not yet paid at period end, are otherwise reimbursable under the terms of the grant, and are expected to be paid in the normal course of business. Realization of unbilled receivables is dependent on the Company’s ability to meet their obligation for reimbursable costs.

Project Development

Project Development

Project development costs include the research and development expenses related to the Company''s future cellulose-to-ethanol production facilities. During the three and nine months ended September 30, 2012 and 2011, and for the period from March 28, 2006 (Inception) to September 30, 2012, research and development costs, net of stock-based compensation, included in Project Development expense were approximately $129,000, $158,000, $420,000, $429,000, and $14,883,000, respectively.

Project Development

Project development costs are either expensed or capitalized. The costs of materials and equipment that will be acquired or constructed for project development activities, and that have alternative future uses, both in project development, marketing or sales, will be classified as property and equipment and depreciated over their estimated useful lives. To date, project development costs include the research and development expenses related to the Company''s future cellulose-to-ethanol production facilities. During the years ended December 31, 2011 and 2010 and for the period from March 28, 2006 (Inception) to December 31, 2011, research and development costs included in Project Development were $595,302, $1,096,653, and $14,462,667, respectively.

Convertible Debt

Convertible Debt

Convertible debt is accounted for under the guidelines established by Accounting Standards Codification (“ASC”) 470 “Debt with Conversion and Other Options” and ASC 740 “Beneficial Conversion Features”. The Company records a beneficial conversion feature (“BCF”) related to the issuance of convertible debt that have conversion features at fixed or adjustable rates that are in-the-money when issued and records the fair value of warrants issued with those instruments. The BCF for the convertible instruments is recognized and measured by allocating a portion of the proceeds to warrants and as a reduction to the carrying amount of the convertible instrument equal to the intrinsic value of the conversion features, both of which are credited to paid-in-capital.

The Company calculates the fair value of warrants issued with the convertible instruments using the Black-Scholes valuation method, using the same assumptions used for valuing employee options for purposes of ASC 718 “Compensation – Stock Compensation”, except that the contractual life of the warrant is used. Under these guidelines, the Company allocates the value of the proceeds received from a convertible debt transaction between the conversion feature and any other detachable instruments (such as warrants) on a relative fair value basis. The allocated fair value is recorded as a debt discount or premium and is amortized over the expected term of the convertible debt to interest expense. For a conversion price change of a convertible debt issue, the additional intrinsic value of the debt conversion feature, calculated as the number of additional shares issuable due to a conversion price change multiplied by the previous conversion price, is recorded as additional debt discount and amortized over the remaining life of the debt.

The Company accounts for modifications of its BCF’s in accordance with ASC 470 “Modifications and Exchanges”. ASC 470 requires the modification of a convertible debt instrument that changes the fair value of an embedded conversion feature and the subsequent recognition of interest expense or the associated debt instrument when the modification does not result in a debt extinguishment.

Equity Instruments Issued with Registration Rights Agreement

Equity Instruments Issued with Registration Rights Agreement

The Company accounts for these penalties as contingent liabilities, applying the accounting guidance of ASC 450 “Contingencies”. This accounting is consistent with views established in ASC 825 “Financial Instruments”. Accordingly, the Company recognizes damages when it becomes probable that they will be incurred and amounts are reasonably estimable.

In connection with the issuance of common stock for gross proceeds of $15,500,000 in December 2007 and the $2,000,000 convertible note financing in August 2007, the Company was required to file a registration statement on Form SB-2 or Form S-3 with the Securities and Exchange Commission in order to register the resale of the common stock under the Securities Act. The Company filed that registration statement on December 18, 2007 and as required under the registration rights agreement had the registration statement declared effective by the Securities and Exchange Commission (“SEC”) on March 27, 2009 and in so doing incurred no liquidated damages. As of December 31, 2011 and 2010, the Company does not believe that any liquidated damages are probable and thus no amounts have been accrued in the accompanying financial statements.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with ASC 740 ”Income Taxes” requires the Company to provide a net deferred tax asset/liability equal to the expected future tax benefit/expense of temporary reporting differences between book and tax accounting methods and any available operating loss or tax credit carry forwards.

This Interpretation sets forth a recognition threshold and valuation method to recognize and measure an income tax position taken, or expected to be taken, in a tax return. The evaluation is based on a two-step approach. The first step requires an entity to evaluate whether the tax position would “more likely than not,” based upon its technical merits, be sustained upon examination by the appropriate taxing authority. The second step requires the tax position to be measured at the largest amount of tax benefit that is greater than 50 percent likely of being realized upon ultimate settlement. In addition, previously recognized benefits from tax positions that no longer meet the new criteria would no longer be recognized. This Interpretation was effective for the Company on January 1, 2007 and did not have a material impact on our financial position,results of operations or cash flows.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company follows the accounting guidance under ASC 820 “Fair Value Measurements and Disclosures.” Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability. The guidance establishes three levels of inputs that may be used to measure fair value:

·	Level 1. Observable inputs such as quoted prices in active markets;
·	Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
·	Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The Company did not have any level 1 financial instruments at September 30, 2012 or December 31, 2011.

As of September 30, 2012, the Company’s warrant liability and derivative liability are considered level 2 items (see Note 5).

As of September 30, 2012 and December 31, 2011 the Company’s redeemable noncontrolling interest is considered a level 3 item and changed during nine months ended September 30, 2012 as follows:

Balance at December 31, 2011	$852,531
Net loss attributable to noncontrolling interest	(2,775)
Balance at September 30, 2012	$849,756

Fair Value of Financial Instruments

On January 1, 2009, the Company adopted ASC 820 “Fair Value Measurements and Disclosures”. The Company did not record an adjustment to its accumulated deficit as a result of the adoption of the guidance for fair value measurements, and the adoption did not have a material effect on the Company’s results of operations.

Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability. The guidance establishes three levels of inputs that may be used to measure fair value:

Level 1. Observable inputs such as quoted prices in active markets;

Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The Company did not have any level 1finanical instruments at December 31, 2011 and 2010.

As of December 31, 2011 and 2010, the warrant liability is considered a level 2 item, see Note 6.

As of December 31, 2011 and 2010, the Company’s redeemable noncontrolling interest is considered a level 3 item and changed during 2010 and 2011 due to the following:

Balance as of January 1, 2010	$-
Redeemable noncontrolling interest	750,000
Balance as of December 31, 2010	750,000
Accretion of noncontrolling interest	112,500
Net loss attributable to noncontrolling interest	(9,969)
Balance at December 31, 2011	$852,531

See Note 8 for details of valuation and changes during the years 2010 and 2011.

Risks and Uncertainties

Risks and Uncertainties

The Company''s operations are subject to new innovations in product design and function. Significant technical changes can have an adverse effect on product lives. Design and development of new products are important elements to achieve and maintain profitability in the Company''s industry segment. The Company may be subject to federal, state and local environmental laws and regulations. The Company does not anticipate expenditures to comply with such laws and does not believe that regulations will have a material impact on the Company''s financial position, results of operations, or liquidity. The Company believes that its operations comply, in all material respects, with applicable federal, state, and local environmental laws and regulations.

Concentrations of Credit Risk

Concentrations of Credit Risk

The Company maintains its cash accounts in a commercial bank and in an institutional money-market fund account. The total cash balances held in a commercial bank are secured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000, although on January 1, 2014 this amount is scheduled to return to $100,000 per depositor, per insured bank. At times, the Company has cash deposits in excess of federally insured limits. In addition, the Institutional Funds Account is insured through the Securities Investor Protection Corporation (“SIPC”) up to $500,000 per customer, including up to $100,000 for cash. At times, the Company has cash deposits in excess of federally and institutional insured limits.

As of December 31, 2011 and 2010, the Department of Energy made up 100% of billed and unbilled Grant Revenues and Department of Energy grant receivables. Management believes the loss of these organizations would have a material impact on the Company’s financial position, results of operations, and cash flows.

As of December 31, 2011 and 2010 three and one venders made up 63% and 39% of accounts payable, respectively.

Income (loss) per Common Share

Income (loss) per Common Share

The Company presents basic income (loss) per share (“EPS”) and diluted EPS on the face of the consolidated statement of operations. Basic income (loss) per share is computed as net income (loss) divided by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur from common shares issuable through stock options, warrants, and other convertible securities. As of September 30, 2012 and 2011, the Company had 1,229,659 and 3,287,159 options and 6,891,534 and 6,886,694 warrants, respectively, for which all of the exercise prices were in excess of the average closing price of the Company’s common stock during the corresponding period and thus no shares are considered dilutive under the treasury stock method of accounting and their effects would have been antidilutive due to the loss. As of September 30, 2012, the Company’s convertible note payable is convertible into approximately 2,502,000 shares of common stock, for which the effects would have been antidilutive due to the loss.

Loss per Common Share

The Company presents basic loss per share (“EPS”) and diluted EPS on the face of the consolidated statement of operations. Basic loss per share is computed as net loss divided by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur from common shares issuable through stock options, warrants, and other convertible securities. For the year ended December 31, 2011, the Company had 1,229,659 options and 7,115,275 warrants outstanding, for which all of the exercise prices were in excess of the average closing price of the Company’s common stock during the corresponding year and thus no shares are considered as dilutive under the treasury-stock method of accounting and their effects would have been antidilutive due to the loss. For the year ended December 31, 2010, the Company had 3,287,159 options and 6,886,694 warrants, to purchase shares of common stock that were excluded from the calculation of diluted loss per share as their effects would have been anti-dilutive due to the loss, and because all of the exercise prices were in excess of the average closing price of the Company’s common stock during the corresponding year.

Share-Based Payments

Share-Based Payments

The Company accounts for stock options issued to employees and consultants under ASC 718 “Share-Based Payment”. Under ASC 718, share-based compensation cost to employees is measured at the grant date, based on the estimated fair value of the award, and is recognized as expense over the employee''s requisite vesting period.

The Company measures compensation expense for its non-employee stock-based compensation under ASC 505 “Equity”. The fair value of the option issued or committed to be issued is used to measure the transaction, as this is more reliable than the fair value of the services received. The fair value is measured at the value of the Company''s common stock on the date that the commitment for performance by the counterparty has been reached or the counterparty''s performance is complete. The fair value of the equity instrument is charged directly to stock-based compensation expense and credited to additional paid-in capital.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company regularly evaluates whether events and circumstances have occurred that indicate the carrying amount of property and equipment may not be recoverable. When factors indicate that these long-lived assets should be evaluated for possible impairment, the Company assesses the potential impairment by determining whether the carrying value of such long-lived assets will be recovered through the future undiscounted cash flows expected from use of the asset and its eventual disposition. If the carrying amount of the asset is determined not to be recoverable, a write-down to fair value is recorded. Fair values are determined based on quoted market values, discounted cash flows, or external appraisals, as applicable. The Company regularly evaluates whether events and circumstances have occurred that indicate the useful lives of property and equipment may warrant revision. In our opinion, the carrying values of our long-lived assets, including property and equipment, were not impaired at December 31, 2011.

Derivative Financial Instruments

Derivative Financial Instruments

We do not use derivative financial instruments to hedge exposures to cash-flow risks or market-risks that may affect the fair values of our financial instruments. However, under the provisions ASC 815 – “Derivatives and Hedging” certain financial instruments that have characteristics of a derivative, as defined by ASC 815, such as embedded conversion features on our convertible notes, that are potentially settled in the Company’s own common stock, are classified as liabilities when either (a) the holder possesses rights to net-cash settlement or (b) physical or net-share settlement is not within our control. In such instances, net-cash settlement is assumed for financial accounting and reporting purposes, even when the terms of the underlying contracts do not provide for net-cash settlement. Derivative financial instruments are initially recorded, and continuously carried, at fair value each reporting period.

The value of the embedded conversion feature is determined using the Black-Scholes option pricing model. All future changes in the fair value of the embedded conversion feature will be recognized currently in earnings until the note is converted or redeemed. Determining the fair value of derivative financial instruments involves judgment and the use of certain relevant assumptions including, but not limited to, interest rate risk, credit risk, volatility and other factors. The use of different assumptions could have a material effect on the estimated fair value amounts.

Lines of Credit with Share Issuance

Lines of Credit with Share Issuance

Shares issued to obtain a line of credit are recorded at fair value at contract inception. When shares are issued to obtain a line of credit rather than in connection with the issuance, the shares are accounted for as equity, at the measurement date in accordance with ASC 505-50 “Equity-Based Payments to Non-Employees.” The issuance of these shares is equivalent to the payment of a loan commitment or access fee, and, therefore, the offset is recorded akin to debt issuance costs. The deferred fee is amortized on a straight-line basis over the stated term of the line of credit, or other period as deemed appropriate.

Redeemable - Noncontrolling Interest

Redeemable - Noncontrolling Interest

Redeemable interest held by third parties in subsidiaries owned or controlled by the Company is reported on the consolidated balance sheets outside permanent equity. All noncontrolling interest reported in the consolidated statements of operations reflects the respective interests in the income or loss after income taxes of the subsidiaries attributable to the other parties, the effect of which is removed from the net income or loss available to the Company. The Company accretes the redemption value of the redeemable noncontrolling interest over the redemption period.

Redeemable - Noncontrolling Interest

Redeemable interest held by third parties in subsidiaries owned or controlled by the Company. As these redeemable noncontrolling interests provide for redemption features not solely within the control of the issuer, we classify such interests outside of permanent equity in accordance with ASC 480-10, “Distinguishing Liabilities from Equity”. All redeemable noncontrolling interest reported in the consolidated statements of operations reflects the respective interests in the income or loss after income taxes of the subsidiaries attributable to the other parties, the effect of which is removed from the net loss available to the Company. The Company accretes the redemption value of the redeemable noncontrolling interest over the redemption period using the straight-line method.

New Accounting Pronouncements

New Accounting Pronouncements

The FASB issues ASUs to amend the authoritative literature in ASC. There have been a number of ASUs to date that amend the original text of ASC. The Company believes those issued to date either (i) provide supplemental guidance, (ii) are technical corrections, (iii) are not applicable to the Company or (iv) are not expected to have a significant impact on the Company.

New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued amended standards to achieve common fair value measurements and disclosures between GAAP and International Financial Reporting Standards. The standards include amendments that clarify the intent behind the application of existing fair value measurements and disclosures and other amendments which change principles or requirements for fair value measurements or disclosures. The amended standards are to be applied prospectively for interim and annual periods beginning after December 15, 2011. Management does not believe the adoption of these changes will not have an impact on the consolidated financial statements.

In June 2011, the FASB issued amended standards that eliminated the option to report other comprehensive income in the statement of stockholders’ equity and require companies to present the components of net income and other comprehensive income as either one continuous statement of comprehensive income or two separate but consecutive statements. The amended standards do not affect the reported amounts of comprehensive income. In December 2011, the FASB deferred the requirement to present components of reclassifications of other comprehensive income on the face of the income statement that had previously been included in the June 2011 amended standard. These amended standards are to be applied retrospectively for interim and annual periods beginning after December 15, 2011. Management does not believe the adoption of these changes will not have an impact on the consolidated financial statements

In September 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-08, Intangibles — “Goodwill and Other” (Topic 350). This Accounting Standards Update amends FASB ASC Topic 350. This amendment specifies the change in method for determining the potential impairment of goodwill. It includes examples of circumstances and events that the entity should consider in evaluating whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Management does not believe the adoption of these changes will not have an impact on the consolidated financial statements.

In December 2011, the FASB issued changes to the disclosure of offsetting assets and liabilities. These changes require an entity to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The enhanced disclosures will enable users of an entity’s financial statements to understand and evaluate the effect or potential effect of master netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments. These changes become effective for the Company on January 1, 2013. Management does not believe the adoption of these changes will not have an impact on the consolidated financial statements.

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Redeemable Noncontrolling Interest Considered Level Three

As of September 30, 2012 and December 31, 2011 the Company’s redeemable noncontrolling interest is considered a level 3 item and changed during nine months ended September 30, 2012 as follows:

Balance at December 31, 2011	$852,531
Net loss attributable to noncontrolling interest	(2,775)
Balance at September 30, 2012	$849,756

As of December 31, 2011 and 2010, the Company’s redeemable noncontrolling interest is considered a level 3 item and changed during 2010 and 2011 due to the following:

Balance as of January 1, 2010	$-
Redeemable noncontrolling interest	750,000
Balance as of December 31, 2010	750,000
Accretion of noncontrolling interest	112,500
Net loss attributable to noncontrolling interest	(9,969)
Balance at December 31, 2011	$852,531

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property and Equipment

Property and Equipment consist of the following:

	December 31, 2011	December 31, 2010
Construction in progress	$1,058,735	$911,087
Land	109,108	109,108
Office equipment	63,367	63,367
Furniture and fixtures	44,806	44,805
	1,276,016	1,128,367
Accumulated depreciation	(88,250)	(69,299)
	$1,187,766	$1,059,068

OUTSTANDING WARRANT LIABILITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
January 2011 Warrants
Black-Scholes Option Pricing Model Assumptions to Estimate Fair Value of Warrants

The Company estimated the fair value of the warrants using the Black-Scholes model on the September 30, 2012 and December 31, 2011 reporting dates using the following assumptions:

	September 30,	December 31,
	2012	2011
Annual dividend yield	-	-
Expected life (years) of	3.30	4.05
Risk-free interest rate	0.62%	0.83%
Expected volatility	121%	109%

The Company issued 428,571 warrants to purchase common stock in connection with the Stock Purchase Agreement entered into on January 19, 2011 with Lincoln Park Capital, LLC (see note 9). These warrants are accounted for as a liability under ASC 815. The Company assesses the fair value of the warrants quarterly based on the Black-Scholes pricing model. See below for variables used in assessing the fair value.

	December 31,	January 19,
	2011	2011
Annual dividend yield	-	-
Expected life (years)	4.05	5.0
Risk-free interest rate	0.83%	1.95%
Expected volatility	109%	105%

August and December 2007 Warrants
Black-Scholes Option Pricing Model Assumptions to Estimate Fair Value of Warrants

These common stock purchase warrants were initially issued in connection with two private offerings in August 2007 and December 2007. These common stock purchase warrants do not trade in an active securities market, and as such, we estimate the fair value of these warrants using the Black-Scholes option pricing model using the following assumptions:

	September 30,	December 31,
	2012	2011
Annual dividend yield	-	-
Expected life (years)	.25	1.0
Risk-free interest rate	.17%	0.12%
Expected volatility	72%	95%

These common stock purchase warrants were initially issued in connection with two private offerings, our August 2007 issuance of 689,655 shares of common stock and our December 2007 issuance of 5,740,741 shares of common stock. The common stock purchase warrants were not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation. The warrants do not qualify for hedge accounting, and as such, all future changes in the fair value of these warrants will be recognized currently in earnings until such time as the warrants are exercised or expire. These common stock purchase warrants do not trade in an active securities market, and as such, we estimate the fair value of these warrants using the Black-Scholes option pricing model using the following assumptions:

	December 31,	December 31,
	2011	2010
Annual dividend yield	-	-
Expected life (years) of December 2007 issuance	1.0	2.0
Risk-free interest rate	0.12%	0.61%
Expected volatility of December 2007 issuance	95%	125%

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Future annual minimum lease payments

Future annual minimum lease payments under the above lease agreements, at December 31, 2011 are as follows:

Years ending
December 31,
2012	$123,504
2013	123,504
2014	123,504
2015	125,976
2016	125,976
Thereafter	3,025,000
Total	$3,647,464

STOCKHOLDERS' DEFICIT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Black-Scholes Pricing Model Assumptions Used to Calculate Fair Market Value of Conversion Feature of Convertible Promissory Note

Using the Black-Scholes pricing model, with the inputs listed below, we calculated the fair market value of the conversion feature to be approximately $162,000 at the note’s inception and $106,000 as of September 30, 2012. The Company revalued the conversion feature at September 30, 2012 in the same manner with the inputs listed below and recognized a gain on the change in fair value of the derivative liability on the accompanying consolidated statement of operations of approximately $56,000.

	September 30, 2012	March 31, 2012
Annual dividend yield	-	-
Expected life (years)	0.50	0.99
Risk-free interest rate	.17%	0.19%
Expected volatility	72%	119%

A summary of the status of the stock option grants under the Plan

A summary of the status of the stock option grants under the Plan as of the years ended December 31, 2007, 2008, 2009, 2010 and 2011 and changes during this period are presented as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding January 1, 2007	1,990,000	$2.00
Granted during the year	1,317,159	3.21
Exercised during the year	(20,000)	2.00
Outstanding December 31, 2007	3,287,159	$2.48	4.40
Granted during the year	-	-
Exercised during the year	-	-
Outstanding December 31, 2008	3,287,159	$2.48	3.40
Granted during the year	-	-
Exercised during the year	-	-
Outstanding December 31, 2009	3,287,159	$2.48	2.40
Granted during the year	-	-
Exercised during the year	-	-
Outstanding December 31, 2010	3,287,159	$2.48	1.40
Granted during the year	-
Exercised during the year	-
Expired during the year	(2,057,500)	2.00
Options exercisable at December 31, 2011	1,229,659	$3.21	1.00

Information concerning outstanding and exercisable options

The following table summarizes information concerning outstanding and exercisable options at December 31, 2011:

		OPTIONS OUTSTANDING		OPTIONS EXERCISABLE
Range of Exercise Prices	Outstanding as of 12/31/2011	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Exercisable as of 12/31/2011	Weighted- Average Exercise Price

$3.20 - $3.52	1,229,659	1.00	$3.21	767,159	$3.21

A summary of the status of the warrants

A summary of the status of the warrants for the years ended December 31, 2007, 2008, 2009 and 2010 changes during the periods is presented as follows:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding January 1, 2007 (with 50,000 warrants exercisable)	200,000	$5.00
Issued during the year	7,186,694	2.96
Outstanding and exercisable at December 31, 2007	7,386,694	$3.02	4.60
Issued during the year	-	-
Outstanding and exercisable at December 31, 2008	7,386,694	$3.02	3.60
Issued during the year	100,000	3.00
Cancelled during the year	(673,200)	(2.90)
Outstanding and exercisable at December 31, 2009	6,813,494	$3.03	2.76
Issued during the year	500,000	0.50
Cancelled during the year	(426,800)	(2.92)
Outstanding and exercisable at December 31, 2010	6,886,694	$2.85	1.98
Issued during the year	428,581	0.55
Expired during the year	(200,000)	5.00
Outstanding and exercisable at December 31, 2011	7,115,275	$2.65	1.20

Summary of Significant Accounting Policies - Additional Information (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		69 Months Ended	78 Months Ended			12 Months Ended								9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended
	Dec. 31, 2007	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012	Dec. 23, 2010	Jul. 13, 2007	Dec. 31, 2011 Federal Deposit Insurance Corporation [Member]	Dec. 31, 2010 Federal Deposit Insurance Corporation [Member]	Dec. 31, 2011 Securities Investor Protection Corporation [Member] Cash [Member]	Dec. 31, 2011 Securities Investor Protection Corporation [Member] Per Customer [Member]	Mar. 28, 2012 Convertible Promissory Note [Member]	Aug. 31, 2007 Convertible Promissory Note [Member]	Jul. 13, 2007 Accredited Investors [Member]	Jul. 13, 2007 Chief Financial Officer [Member]	Sep. 30, 2012 Stock Option	Sep. 30, 2011 Stock Option	Dec. 31, 2011 Stock Option	Dec. 31, 2010 Stock Option	Sep. 30, 2012 Warrants	Sep. 30, 2011 Warrants	Dec. 31, 2011 Warrants	Dec. 31, 2010 Warrants	Sep. 30, 2012 Convertible Notes Payable	Sep. 30, 2012 Fulton Project	Sep. 30, 2012 Lancaster Biorefinery Minimum	Sep. 30, 2012 Lancaster Biorefinery Maximum
Significant Accounting Policies [Line Items]
Proceeds from sale of stock through private placement	$ 14,500,000			$ 0		$ 0	$ 0	$ 544,500	$ 544,500
Working capital deficit		2,379,000		2,379,000		1,520,000		1,520,000	2,379,000
Estimated operating expenses for the next 12 months				1,700,000
Number of months in which current resources as well as the resources available in the short term will be sufficient				1 month
Ownership interest in BlueFire Fulton Renewable Energy LLC sold										1.00%
Research and development expenses		129,000	158,000	420,000	429,000				14,883,000
Antidilutive securities excluded from computation of earnings per share																				1,229,659	3,287,159	1,229,659	3,287,159	6,891,534	6,886,694	7,115,275	6,886,694	2,502,000	300,000,000	100,000,000	125,000,000
Convertible Debt																300,000	2,000,000	500,000	25,000
Proceeds from issuance of common stock	15,500,000			35,000	250,000	350,000		14,710,000	14,745,000
Percentage Of Tax Benefit Realized Upon Settlement						50.00%
Number Of Accredited Investors											0							0
Cash, FDIC Insured Amount												$ 250,000	$ 100,000	$ 500,000	$ 100,000
Cash Insured Repayment Period												Jan 1, 2014
Percentage Of Billed and Unbilled Grant Revenues						100.00%	100.00%
Percentage Of Accounts Payable						63.00%	39.00%

Redeemable Noncontrolling Interest Considered Level Three (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended	69 Months Ended	78 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2012 Level 3	Dec. 31, 2011 Level 3	Dec. 31, 2010 Level 3
Temporary Equity [Line Items]
Balance			$ 852,531					$ 852,531	$ 750,000	$ 0
Redeemable noncontrolling interest										750,000
Accretion of noncontrolling interest									112,500
Net loss attributable to noncontrolling interest	233	0	(2,775)	0	(9,969)	9,969	12,744	(2,775)	(9,969)
Balance					$ 852,531	$ 852,531		$ 849,756	$ 852,531	$ 750,000

Development Contracts - Additional Information (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		78 Months Ended		1 Months Ended		73 Months Ended	78 Months Ended	80 Months Ended	1 Months Ended	73 Months Ended	80 Months Ended	1 Months Ended
	Feb. 28, 2007	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2009 Award 1	Oct. 31, 2007 Award 1	Apr. 16, 2012 Unreimbursed Amount under Awards 1 and 2	Sep. 30, 2012 Unreimbursed Amount under Awards 1 and 2	Dec. 10, 2012 Unreimbursed Amount under Awards 1 and 2	Feb. 28, 2007 Department Of Energy	Apr. 16, 2012 Reimbursements received under Department of Energy Awards 1 and 2	Dec. 10, 2012 Reimbursements received under Department of Energy Awards 1 and 2	Dec. 31, 2009 Fulton Project	Oct. 31, 2009 Fulton Project	Dec. 31, 2009 Fulton Project Award 2
Research And Development Arrangement Contract To Perform For Others [Line Items]
Grant awarded by Department of Energy	$ 40,000,000							$ 7,000,000	$ 10,000,000					$ 9,243,984	$ 10,149,000	$ 88,000,000	$ 3,841,000	$ 81,000,000
Award, cost sharing percentage	60.00%												40.00%
Total grant available to Entity under awards						87,560,000
Project development		129,000	158,000	420,000	429,000	14,883,000				78,316,000	0	77,411,000
Overpayment from the cumulative reimbursements of DOE grants under Award 1		$ 354,000		$ 354,000		$ 354,000	$ 366,000

PROPERTY AND EQUIPMENT- Additional Information (Details) (USD $)	1 Months Ended	12 Months Ended		69 Months Ended
	Nov. 09, 2007	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Depreciation expense		$ 25,522	$ 18,951	$ 88,607
Investment In Construction Activities		123,000	890,000
Area of Land	10
Payments to Acquire Land Held-for-use	$ 109,000

Property and Equipment (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Construction in progress		$ 1,058,735	$ 911,087
Land		109,108	109,108
Office equipment		63,367	63,367
Furniture and fixtures		44,806	44,805
Property, Plant and Equipment, Gross		1,276,016	1,128,367
Property, plant and equipment, accumulated depreciation	99,500	88,205	69,299
Property, plant and equipment, net of accumulated depreciation of $_____ and $88,205, respectively	$ 1,231,696	$ 1,187,766	$ 1,059,068

NOTES PAYABLE - Additional Information (Details) (USD $)	0 Months Ended		1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended			69 Months Ended	78 Months Ended				12 Months Ended		69 Months Ended	12 Months Ended		1 Months Ended				1 Months Ended				1 Months Ended		1 Months Ended				1 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Jul. 31, 2012	Jul. 13, 2007	Dec. 31, 2007	Nov. 30, 2007	Sep. 30, 2007	Aug. 31, 2007	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007	Dec. 31, 2011	Sep. 30, 2012	Dec. 03, 2007	Nov. 07, 2007	Aug. 31, 2010 Bluefire Fulton Renewable Energy Llc [Member]	Dec. 31, 2010 Us Department Of Agriculture [Member]	Dec. 31, 2009 Us Department Of Agriculture [Member]	Dec. 31, 2011 Us Department Of Agriculture [Member]	Dec. 31, 2010 Department Of Energy	Dec. 31, 2009 Department Of Energy	Aug. 31, 2007 Class Warrants [Member]	Dec. 03, 2007 Class Warrants [Member]	Nov. 21, 2007 Class Warrants [Member]	Aug. 21, 2007 Class Warrants [Member]	Aug. 31, 2007 Class B Warrants [Member]	Dec. 03, 2007 Class B Warrants [Member]	Nov. 21, 2007 Class B Warrants [Member]	Aug. 21, 2007 Class B Warrants [Member]	Aug. 31, 2007 Senior Secured Convertible Notes Payable [Member]	Nov. 21, 2007 Senior Secured Convertible Notes Payable [Member]	Dec. 31, 2007 Minimum	Aug. 31, 2007 Minimum	Dec. 03, 2007 Minimum	Dec. 03, 2007 Minimum Senior Secured Convertible Notes Payable [Member]	Dec. 31, 2007 Maximum	Aug. 31, 2007 Maximum	Dec. 03, 2007 Maximum	Dec. 03, 2007 Maximum Senior Secured Convertible Notes Payable [Member]	Aug. 31, 2007 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2007 Warrant [Member]	Aug. 31, 2007 Convertible Notes [Member]	Dec. 31, 2011 Convertible Notes [Member]	Jul. 13, 2007 Accredited Investors [Member]	Jul. 13, 2007 Chief Financial Officer [Member]
Short-term Debt [Line Items]
Convertible Debt																																															$ 500,000	$ 25,000
Number Of Accredited Investors		0																																													0
Convertible note payable, interest rate	8.00%	10.00%															10.00%
Warrants exercise price		5	5.45									0.5	5.45			2.9									5.48	5.48	5.48		6.32	6.32	6.32
Expiry Term Of Vested Warrants		5 years		3 years		3 years
Debt Conversion, Converted Instrument, Warrants or Options Issued		200,000																														1,000,000
Fair Value Of Warrants				3,500,000		3,500,000					990,367
Expected volatility				118.00%		118.00%					113.00%		118.00%
Risk-free interest rate				4.05%		4.05%					4.94%		4.05%
Annual dividend yield				0.00%		0.00%					0.00%		0.00%
Expected life (years)				3 years		3 years					5 years		5 years
Proceeds from convertible notes payable									363,500					2,500,000	2,863,500																											1,279,429	332,256		728,571	167,744
Amortization of debt discount			332,256				92,404		182,657			9,851		686,833	869,490
Fair market value of the conversion feature									0																									332,000	728,000			167,744	1,679,000
Repayments of Convertible Debt				516,000
Repayment Of Convertibel Debt Interest Amount				16,000
Debt Instrument, Increase, Accrued Interest				800									33,000
Conversion of senior secured convertible notes payable				2,000,000		2,000,000								2,000,000	2,000,000
Debt Conversion, Converted Instrument, Rate																																8.00%
Common shares issued (in shares)					3,876																			500,000				500,000																23,731
Debt Instrument, Convertible, Conversion Price																																	$ 4.21			$ 2.9	$ 2.9			$ 4.21	$ 2.96
Debt Conversion, Original Debt, Amount						10,000,000
Percentage Of Discount On Convertible Promissory Notes						100.00%
Amortization of Financing Costs and Discounts			312,000										32,000
Loss on extinguishment of debt			1,688,000										2,818,000	2,818,370	2,818,370
Debt Instrument, Convertible, Carrying Amount of Equity Component																2,000,000
Debt Conversion, Converted Instrument, Shares Issued													700,922
Interest Obligation					20,000
Common Stock In Lieu Of Cash Per Share					$ 4.48
Fair Value Assumptions Market Price Per Share			$ 3.26
Debt issuance costs for rejected loan guarantees										309,834	309,834	273,800	207,000	583,634	583,634
Cash Payment Of Debt Issuance Fees and Expenses													100,000
Warrants and Rights Outstanding			107,000										107,000
Debt Issuance Cost	10,132											123,800							298,000	150,000	114,000
Loan Guarantee																		250				250	58
Write off of Deferred Debt Issuance Cost												150,000		583,634								123,800
General and administrative							$ 308,614	$ 612,078	$ 987,023	$ 1,347,006	$ 1,752,774	$ 1,996,645		$ 309,000	$ 17,771,072

Convertible Notes Payable - Additional Information (Details) (USD $)	0 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2010	Mar. 28, 2012	Nov. 07, 2007	Jul. 13, 2007
Convertible Notes Payable Disclosure [Line Items]
Promissory note			$ 300,000
Short-term convertible note payable, outstanding amount	63,500
Proceeds from short-term convertible note payable	50,500
Convertible note payable, interest rate	8.00%			10.00%	10.00%
Convertible note payable, conversion terms	The note is convertible into common shares after six months, and the conversion price is calculated by multiplying 58% (42% discount to market) by the average of the lowest three closing bid prices during the 10 days prior to the conversion date.
Amortization of deferred financing costs	2,868
Deferred financing costs, remaining amount	$ 10,132	$ 123,800
Convertible note payable, maturity date	May 2, 2013

Outstanding Warrant Liability - Additional Information (Details) (USD $)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended			69 Months Ended	78 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended		69 Months Ended	78 Months Ended				1 Months Ended	3 Months Ended		9 Months Ended		78 Months Ended		12 Months Ended		69 Months Ended
	Oct. 19, 2009	Jan. 31, 2009	Sep. 30, 2007	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2007	Dec. 03, 2007	Jul. 13, 2007	Sep. 30, 2012 August and December 2007 Warrants	Sep. 30, 2011 August and December 2007 Warrants	Sep. 30, 2012 August and December 2007 Warrants	Sep. 30, 2011 August and December 2007 Warrants	Dec. 31, 2011 August and December 2007 Warrants	Dec. 31, 2010 August and December 2007 Warrants	Dec. 31, 2011 August and December 2007 Warrants	Sep. 30, 2012 August and December 2007 Warrants	Jan. 31, 2009 August and December 2007 Warrants	Jan. 31, 2009 August and December 2007 Warrants Expire in December 2012	Jan. 31, 2009 August and December 2007 Warrants Expired in August 2010	Jan. 31, 2011 January 2011 Warrants	Sep. 30, 2012 January 2011 Warrants	Sep. 30, 2011 January 2011 Warrants	Sep. 30, 2012 January 2011 Warrants	Sep. 30, 2011 January 2011 Warrants	Sep. 30, 2012 January 2011 Warrants	Oct. 19, 2009 August 2007 [Member]	Dec. 31, 2011 January 2011 Warrants [Member]	Dec. 31, 2010 January 2011 Warrants [Member]	Dec. 31, 2011 January 2011 Warrants [Member]	Oct. 19, 2009 August 2010 [Member]
Class of Warrant or Right [Line Items]
Warrants no longer afforded equity treatment								428,571			428,571													6,962,963	5,962,563	1,000,000
Warrants exercise price									0.5				5.45	2.9	5									2.9			0.55
Cumulative effect of warrants reclassified		$ 15,700,000
Reclassification of long term warrant liability		(2,915,136)								(2,915,136)
Gain (Loss) from change in fair value of warrant liability				7,216	35,195	1,771	798,951	855,251	1,509,778	117,468	2,932,490	2,934,261				0	25,400	1,000	709,000	764,000	1,510,000	2,515,000	2,516,000					7,000	9,800	1,000	90,000	92,000		91,467	0	91,437
Warrant expiration date	Aug-10								2013-12-15							2012-12		2012-12					2012-12				2016-01
Number of private offerings						2
Common shares issued (in shares)			3,876																								428,571
Cancellation Of Warrants	673,200
Cancellation Of Warrants Value	220,000
Warrants Issued																																	1,000,000				1,000,000
Gain On Change In Fair Value Of Warrant Liability	208,562
Remaining Fair Value Of Warrant Liability	73,282
Loss on the retirements of warrants	146,718										(146,718)	(146,718)
Retirement of Aurarian warrants						$ 0					$ 220,000	$ 220,000

Black-Scholes Option Pricing Model Assumptions to Estimate Fair Value of Warrants (Details)	1 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2007	Aug. 31, 2007	Dec. 31, 2011	Dec. 31, 2007	Sep. 30, 2012 August and December 2007 Warrants	Dec. 31, 2011 August and December 2007 Warrants	Dec. 31, 2010 August and December 2007 Warrants	Jan. 19, 2011 January 2011 Warrants	Sep. 30, 2012 January 2011 Warrants	Dec. 31, 2011 January 2011 Warrants
Class of Warrant or Right [Line Items]
Annual dividend yield	0.00%	0.00%	0.00%	0.00%			0.00%	0.00%
Expected life (years)	3 years	3 years	5 years	5 years	3 months	1 year	2 years	5 years	3 years 3 months 18 days	4 years 18 days
Risk-free interest rate	4.05%	4.05%	4.94%	4.05%	0.17%	0.12%	0.61%	1.95%	0.62%	0.83%
Expected volatility	118.00%	118.00%	113.00%	118.00%	72.00%	95.00%	125.00%	105.00%	121.00%	109.00%

Commitments and Contingencies - Additional Information (Details) (USD $)	1 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended			69 Months Ended	78 Months Ended	12 Months Ended				1 Months Ended				12 Months Ended	1 Months Ended			12 Months Ended
	Jul. 31, 2010 Contract	Sep. 30, 2007	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2008	Jun. 27, 2006	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2009 Warrant [Member]	Dec. 31, 2007 Warrant [Member]	Dec. 31, 2010 Board Of Director Arrangements [Member]	Dec. 31, 2009 Board Of Director Arrangements [Member]	May 31, 2007 Investor Relations Agreements [Member]	Mar. 31, 2007 Investor Relations Agreements [Member]	Dec. 31, 2006 Investor Relations Agreements [Member]	Nov. 30, 2006 Investor Relations Agreements [Member]	Dec. 31, 2007 Investor Relations Agreements [Member]	May 31, 2007 Investor Relations Agreements [Member] Warrant [Member]	Mar. 31, 2007 Investor Relations Agreements [Member] Warrant [Member]	Dec. 31, 2006 Investor Relations Agreements [Member] Warrant [Member]	Dec. 31, 2007 Investor Relations Agreements [Member] Warrant [Member]
Commitments and Contingencies Disclosure [Line Items]
Primary lease term	30 years
Lease rate per acre, per month	$ 10,300
Number of rights for additional thirty year terms	2
Rent expense under non-cancellable leases			30,900	92,700			30,900	92,700					277,700
Accrued lease payments			175,000				175,000						175,000
Employment Agreement Period						3 years
Amount Due Under Employment Agreements						586,000
Employment Agreement Effective Date					Feb 1, 2008
Employment Agreement Termination Date					May 31, 2009
Employment Agreement Initial Salary					120,000
Part Time Consulting Contract Payable In Cash					7,500
Common shares issued (in shares)		3,876													23,731	6,000	6,000		7.18	37,500	150,000
Share-based compensation							92,236	46,782	161,851	52,487		11,552,467	11,644,703			5,000	5,000
Common shares issued																7,200	26,400		269,250	112,000		138,875
Common shares issued, price per share										$ 0.24						$ 0.24	$ 0.88
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense																17,000	41,400
Investor Relation Exchange For Monthly Fee																					7,500
Purchase Of Warrants																					200,000
Common Stock Warrants Price Per Share																					$ 5
Warrants Expiration Term																					5 years
Share-based compensation																				100,254
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate											122.90%			108.00%								102.00%	129.00%	114.00%	88.00%	102.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term											5 years			1 year									4 years 6 months	5 years	5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate											3.09%			2.48%									4.97%	4.58%	4.75%	4.96%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments																							0	0	0	0
Warrants Price Per Share																		$ 5.4	$ 6.11			$ 4.7
Fair value of warrants																		$ 234,375					$ 269,389	$ 305,000		$ 158,118

Future annual minimum lease payments under the above lease agreements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
2012	$ 123,504
2013	123,504
2014	123,504
2015	125,976
2016	125,976
Thereafter	3,025,000
Total	$ 3,647,464

Redeemable Noncontrolling Interest - Additional Information (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		69 Months Ended	78 Months Ended
	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012	Dec. 23, 2010
Noncontrolling Interest [Line Items]
Ownership interest in BlueFire Fulton Renewable Energy LLC sold										1.00%
Proceeds from sale of LLC Unit	$ 750,000						$ 750,000	$ 750,000	$ 750,000
Ownership interest in BlueFire Fulton Renewable Energy LLC	99.00%						99.00%
Noncontrolling interest - redeemable	750,000	849,756	862,500	849,756	862,500	852,531	750,000	852,531	849,756
Net income (loss) attributable to noncontrolling interest		(233)	0	2,775	0	9,969		(9,969)	(12,744)
Accretion of redeemable non-controlling interest		$ 0	$ 0		$ 112,500	$ 112,500	$ 0	$ 112,500	$ 112,500

Stockholders Deficit - Additional Information (Details) (USD $)	1 Months Ended					9 Months Ended		12 Months Ended					69 Months Ended	78 Months Ended						12 Months Ended						12 Months Ended							1 Months Ended		12 Months Ended										9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended			69 Months Ended	12 Months Ended		1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended	78 Months Ended	12 Months Ended	9 Months Ended					12 Months Ended		69 Months Ended	12 Months Ended		69 Months Ended
	May 31, 2010	Nov. 30, 2009	Aug. 31, 2009	Dec. 31, 2007	Sep. 30, 2007	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 30, 2006	Dec. 31, 2011	Sep. 30, 2012	Jul. 31, 2012	Oct. 19, 2009	Dec. 03, 2007	Nov. 07, 2007	Jul. 13, 2007	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2009 Warrant [Member]	Dec. 31, 2008 Warrant [Member]	Dec. 31, 2007 Warrant [Member]	Dec. 31, 2006 Warrant [Member]	Dec. 31, 2011 Cost Of Permanent Equity [Member]	Dec. 31, 2011 Legal Services [Member]	Dec. 31, 2010 Legal Services [Member]	Dec. 31, 2011 Compliance Services [Member]	Dec. 31, 2010 Compliance Services [Member]	Dec. 31, 2010 Consulting Services [Member]	Dec. 31, 2011 Settlement Of Accrued Expenses [Member]	Dec. 31, 2007 Private Placement [Member]	Jan. 31, 2007 Private Placement [Member]	Dec. 31, 2007 Private Placement [Member]	Dec. 31, 2011 Legal Expenses [Member]	Dec. 31, 2010 Legal Expenses [Member]	Dec. 31, 2010 Compliance Expenses [Member]	Dec. 31, 2011 Consulting Expenses [Member]	Dec. 31, 2010 Consulting Expenses [Member]	Dec. 31, 2011 Gain On Settlement Accrued Rent Expenses [Member]	Dec. 31, 2011 Amended and Restated 2006 Incentive and Nonstatutory Stock Option Plan [Member]	Dec. 30, 2006 Amended and Restated 2006 Incentive and Nonstatutory Stock Option Plan [Member]	Dec. 30, 2006 Stock Options [Member]	Sep. 30, 2012 Board Of Director	Sep. 30, 2012 Consultant	Dec. 31, 2007 President [Member]	Dec. 31, 2007 Chief Executive Officer [Member]	Sep. 30, 2012 Nonoperating Income Expense	Sep. 30, 2012 Convertible Notes Payable	Dec. 31, 2011 Subsequent Event [Member]	Dec. 31, 2011 Project Development Expenses [Member]	Dec. 31, 2010 Project Development Expenses [Member]	Dec. 31, 2011 Project Development Expenses [Member]	Dec. 31, 2007 Employment Agreements [Member]	Dec. 31, 2007 Consulting Agreements [Member]	Jan. 31, 2011 January 2011 Warrants	Dec. 31, 2007 Minimum	Aug. 31, 2007 Minimum	Dec. 31, 2007 Maximum	Aug. 31, 2007 Maximum	Jan. 31, 2011 Stock Purchase Agreement with LPC	Sep. 30, 2012 Stock Purchase Agreement with LPC	Sep. 30, 2011 Stock Purchase Agreement with LPC	Sep. 30, 2012 Stock Purchase Agreement with LPC	Sep. 30, 2011 Stock Purchase Agreement with LPC	Dec. 31, 2011 Stock Purchase Agreement with LPC	Sep. 30, 2012 Stock Purchase Agreement with LPC	Dec. 31, 2011 Stock Purchase Agreement with LPC Commitment Shares [Member]	Sep. 30, 2012 Stock Purchase Agreement with LPC Minimum	Sep. 30, 2012 Stock Purchase Agreement with LPC Maximum	Sep. 30, 2012 Equity Facility	Sep. 30, 2012 Equity Facility with TCA	Dec. 31, 2011 General and administrative	Dec. 31, 2011 General and administrative	Dec. 31, 2010 General and administrative	Dec. 31, 2011 General and administrative	Dec. 31, 2011 Project Development	Dec. 31, 2010 Project Development	Dec. 31, 2011 Project Development
Stockholders Equity [Line Items]
Allocated Share-based Compensation Expense																													$ 22,962,000							$ 162,000	$ 20,250	$ 0	$ 1,800	$ 0	$ 7,920											$ 0	$ 0	$ 4,368,000																				$ 4,487,000	$ 161,851	$ 52,487	$ 6,311,670	$ 0	$ 0	$ 4,468,490
Common shares issued, shares			200,000			389,752																					718,963	75,000	139,549	0	0								10,000						44,000	13,889																											280,000
Common shares issued, value			3,000			83,000																																							7,500	2,100																											110,000
Committed shares issued to LPC																																																														9,850,000			10,000,000					35,000	500,000
Convertible Note default interest rate						18.00%
Stock Purchase Agreement, minimum share price that LPC shall not have right or obligation to purchase shares									$ 0.5																																																						$ 0.15		$ 0.15			$ 0.15
Proceeds from issuance of common stock				15,500,000		35,000	250,000	350,000					14,710,000	14,745,000																																											150,000
Stock Issued During Period, Shares, New Issues					3,876																			23,731		600,000						527,980	5,740,741	278,500	10,000																235,465				10,000		428,571					600,000					1,119,377		12,183
Warrants exercise price				5.45					0.5		5.45						2.9		5																																						0.55
Warrant expiration date									2013-12-15							Aug-10																																									2016-01
Committed shares issued to LPC (in shares)																																																														600,000
Stock Issued During Period, Value, New Issues																																81,837		557,000	40,000																35,000				40,000								0	30,000	35,000	100,000	200,000	235,000
Equity Agreement period																																																																								24 months
Common stock, par value						$ 0.001		$ 0.001	$ 0.001				$ 0.001	$ 0.001																																																										$ 0.001
Shares Committed for issuance, value of shares																																																																								2,000,000
Price of the Shares as a percentage of the lowest daily volume weighted average price																																																																								95.00%
Number of consecutive trading day for calculation of weighted average price																																																																								5 days
Registration statement filing period																																																																								45 days
Registration statement effective period																																																																								90 days
Payment of stock issue costs																																																																									60,000
Capitalized deferred costs																																																																								170,000
Deferred financings costs, amortization period																																																																								1
Amortization of deferred financing costs						42,000																																												21,000																						28,000
Convertible Note issued						300,000								300,000
Convertible Note interest rate															8.00%			10.00%	10.00%
Capitalized deferred financings costs																																																		24,800
Payment of legal fees						7,500
Payment for financing and issue cost						93,000
Proceeds from convertible notes payable						207,000
Fair market value of the conversion feature						0																																																				332,000	728,000	167,744	1,679,000
Change in fair value of derivative liability						(55,629)								(55,629)																																			0
Share-based compensation						92,236	46,782	161,851	52,487				11,552,467	11,644,703
Common Stock Available																																																																			9,650,000
Warrants no longer afforded equity treatment								428,571					428,571																				2.9		2.9
Granted during the year - Options											1,038,750	1,990,000																															10,000,000				250,000	28,409
Options exercisable - Weighted Average Remaining Contractual Term (Years)																				1 year 2 months 12 days	1 year 11 months 22 days	2 years 9 months 3 days	3 years 7 months 6 days	4 years 7 months 6 days																			5 years
Minimum Percentage Of Shares Covered Exercisable																																											20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number								1,229,659					1,229,659							7,115,275	6,886,694	6,813,494	7,386,694	7,386,694	200,000																	3,307,159
Shares, Issued																																										1,238,359
Common Shares Issuable																																										5,454,482
Granted during the year - Weighted Average Exercise Price											$ 3.2	$ 2								$ 0.55	$ 0.5	$ 3	$ 0	$ 2.96																							$ 3.2	$ 3.52
Share based compensation related to employment agreement											3,482,000																								15,968,455,000									4,900,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate											122.90%											108.00%													122.90%									99.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term											5 years											1 year													5 years									5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate											3.09%											2.48%													3.28%									4.73%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumption Market Price Per Share											$ 3.2											$ 0.8													$ 3.26									$ 3.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period												1,970,000
Exercise of stock options in July 2007 at $2.00 per share (in shares)												20,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Period Two											1,317,159
Share Based Compensation Arrangement By Share Based Payment Award Options Vested											739,659
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value											$ 2.7
Stock based compensation																													22,962,000							162,000	20,250	0	1,800	0	7,920											0	0	4,368,000																				4,487,000	161,851	52,487	6,311,670	0	0	4,468,490
Stock Issued During Period Shares Price Per Share																																	$ 2.7	$ 2	$ 2.7
Stock Issued During Period, Value, Issued for Cash																																		12,500	12,500,000
Stock Issued During Period, Shares, Issued for Cash																																		6,250	6,250
Warrants Issued																																	5,740,741		5,740,741
Proceeds from Issuance of Warrants																																	15,500,000,000
Price Per Share Of Securities Exchangeable Into Common Stock																																			$ 2.9
Common shares issued for cash, private placement costs																																			1,050,000
Common shares issued for cash, legal costs																																			90,000
Issued Warrants To Purchase Of Common Stock																																			222,222
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																																			50,000																					50,000
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures																						8,300,000													275,000																					275,000
Amortized Fair Value Of Common Stock																																			275,000																					275,000
Stock Issued During Period Exchange Value Issued For Services			200
Closing Price Per Share Of Stock Issued For Services			$ 0.8
Stock Issued During Period On Execution Agreement	100,000	100,000
Warrants Granted To Purchase Common Stock										100,000
Warrants Granted To Purchase Common Stock Exercise Price										$ 3
Warrants Cancelled										673,200
Common shares issued, shares			200,000			389,752																					718,963	75,000	139,549	0	0								10,000						44,000	13,889																											280,000
Common shares issued, value			3,000			83,000																																							7,500	2,100																											110,000
Warrants Cancelled Value										$ 220,000

Status of the stock option grants under the Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2007	Dec. 30, 2006	Dec. 31, 2011 Stock Option [Member]	Dec. 31, 2010 Stock Option [Member]	Dec. 31, 2009 Stock Option [Member]	Dec. 31, 2008 Stock Option [Member]	Dec. 31, 2007 Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding					3,287,159	3,287,159	3,287,159	3,287,159	1,990,000
Granted during the year - Options			1,038,750	1,990,000	0	0	0	0	1,317,159
Exercise of stock options in July 2007 at $2.00 per share (in shares)				20,000	0	0	0	0	(20,000)
Expired during the year - Options					(2,057,500)
Outstanding	1,229,659				1,229,659	3,287,159	3,287,159	3,287,159	3,287,159
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price					$ 2.48	$ 2.48	$ 2.48	$ 2.48	$ 2
Granted during the year - Weighted Average Exercise Price			$ 3.2	$ 2		$ 0	$ 0	$ 0	$ 3.21
Expired during the year - Weighted Average Exercise Price					$ 2
Exercised during the year - Weighted Average Exercise Price						$ 0	$ 0	$ 0	$ 2
Outstanding - Weighted Average Exercise Price	$ 3.21				$ 3.21	$ 2.48	$ 2.48	$ 2.48	$ 2.48
Outstanding - Weighted Average Remaining Contractual Term (Years)	1 year	3 years 4 months 24 days			1 year	1 year 4 months 24 days	2 years 4 months 24 days		4 years 4 months 24 days

Status of the warrants (Details) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2007	Dec. 30, 2006	Dec. 31, 2011	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2009 Warrant [Member]	Dec. 31, 2008 Warrant [Member]	Dec. 31, 2007 Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding			1,229,659	6,886,694	6,813,494	7,386,694	7,386,694	200,000
Issued during the year - Warrants				428,581	500,000	100,000	0	7,186,694
Cancelled during the year - Warrants					(426,800)	(673,200)
Expired during the year - Options				(200,000)
Outstanding			1,229,659	7,115,275	6,886,694	6,813,494	7,386,694	7,386,694
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number			767,159	7,115,275	6,886,694	6,813,494	7,386,694	7,386,694
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price			$ 3.21	$ 2.85	$ 3.03	$ 3.02	$ 3.02	$ 5
Issued during the year - Weighted Average Exercise Price	$ 3.2	$ 2		$ 0.55	$ 0.5	$ 3	$ 0	$ 2.96
Cancelled during the year - Weighted Average Exercise Price					$ (2.92)	$ (2.9)
Expired during the year - Weighted Average Exercise Price				$ 5
Outstanding - Weighted Average Exercise Price			$ 3.21	$ 2.65	$ 2.85	$ 3.03	$ 3.02	$ 3.02
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price			$ 3.21	$ 2.65	$ 2.85	$ 3.03	$ 3.02	$ 3.02
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				1 year 2 months 12 days	1 year 11 months 22 days	2 years 9 months 3 days	3 years 7 months 6 days	4 years 7 months 6 days
Exercisable - Weighted Average Remaining Contractual Term (Years)				1 year 2 months 12 days	1 year 11 months 22 days	2 years 9 months 3 days	3 years 7 months 6 days	4 years 7 months 6 days

Summarizes information concerning outstanding and exercisable options (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,229,659
Outstanding - Weighted Average Exercise Price	$ 3.21
Outstanding - Weighted Average Remaining Contractual Term (Years)	1 year	3 years 4 months 24 days
Options exercisable - Options	767,159
Options exercisable - Weighted Average Exercise Price	$ 3.21
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 3.2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 3.52

Black-Scholes Pricing Model Assumptions Used to Calculate Fair Market Value of Conversion Feature of Convertible Promissory Note (Details)	1 Months Ended		12 Months Ended		3 Months Ended	9 Months Ended
	Nov. 30, 2007	Aug. 31, 2007	Dec. 31, 2011	Dec. 31, 2007	Mar. 31, 2012 Convertible Notes Payable	Sep. 30, 2012 Convertible Notes Payable
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Annual dividend yield	0.00%	0.00%	0.00%	0.00%
Expected life (years)	3 years	3 years	5 years	5 years	11 months 27 days	6 months
Risk-free interest rate	4.05%	4.05%	4.94%	4.05%	0.19%	0.17%
Expected volatility	118.00%	118.00%	113.00%	118.00%	119.00%	72.00%

Related Party Transactions - Additional Information (Details) (USD $)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended			69 Months Ended	78 Months Ended					3 Months Ended		9 Months Ended		78 Months Ended			1 Months Ended		12 Months Ended				12 Months Ended			0 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2010	Nov. 30, 2007	Aug. 31, 2007	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007	Dec. 31, 2011	Sep. 30, 2012	Mar. 28, 2012	Oct. 19, 2009	Dec. 03, 2007	Jul. 13, 2007	Sep. 30, 2012 Chief Executive Officer [Member]	Sep. 30, 2011 Chief Executive Officer [Member]	Sep. 30, 2012 Chief Executive Officer [Member]	Sep. 30, 2011 Chief Executive Officer [Member]	Sep. 30, 2012 Chief Executive Officer [Member]	Jul. 13, 2007 Chief Executive Officer [Member]	Jul. 13, 2007 Accredited Investors [Member]	Dec. 31, 2010 Related Party Transactions	Oct. 31, 2009 Arkenol Inc [Member]	Dec. 31, 2008 Arkenol Inc [Member]	Dec. 30, 2006 Arkenol Inc [Member]	Mar. 09, 2009 Arkenol Inc [Member]	Feb. 28, 2009 Arkenol Inc [Member]	Dec. 31, 2007 Ark Energy Inc [Member]	Dec. 30, 2006 Ark Energy Inc [Member]	Mar. 01, 2006 Ark Energy Inc [Member]	Nov. 10, 2011 Majority Shareholder [Member] Chief Executive Officer [Member]	Dec. 31, 2007 Majority Shareholder [Member] Chief Executive Officer [Member]	Mar. 31, 2007 Majority Shareholder [Member] Chief Executive Officer [Member]	Dec. 31, 2010 After receipt of investment financing or a commitment from a third party to provide $1,000,000 to the Company
Related Party Transaction [Line Items]
Net proceeds from related party notes payable	$ 200,000
Loan agreement, one-time fees as a percentage of loan	15.00%								15.00%
Loan agreement, one-time fees payable in shares of common stock, per-share value	$ 0.5								$ 0.5
Loan agreement, warrants issued	500,000
Warrants exercise price	0.5								0.5	5.45					2.9	5
Warrant expiration date	2013-12-15								2013-12-15					Aug-10
Loan repayment period																																				30 days
Expected volatility		118.00%	118.00%					113.00%		118.00%														112.60%
Risk-free interest rate		4.05%	4.05%					4.94%		4.05%														1.10%
Annual dividend yield		0.00%	0.00%					0.00%		0.00%														0.00%
Expected life (years)		3 years	3 years					5 years		5 years														3 years
Discount on related party note payable	83,736								83,736		83,736	83,736
Accretion of discount on note payable to related party				0	26,700		73,885	73,885	9,851		83,736	83,736
Related party interest expense				1,322	34,218	2,412	97,638	104,402			169,368	171,780					0	7,600	0	24,000	30,000
Related party license fee											1,000,000	1,000,000														1,000,000
Technology License Agreement Royalty Payment Percentage																											4.00%
Technology License Agreement One Time License Fee																											40
Technology License Agreement One Time Exclusivity Fee Prepayment																											30,000
Related Party Transaction, Due from (to) Related Party																												970,000
Equity Method Investment, Ownership Percentage																																50.00%
Asset Transfer and Acquisition Agreement Maximum Performance Bonus																															16,000,000
Promissory note													300,000																570,000				40,000		1,500,000
Line of Credit Facility, Frequency of Payments																																	the Company is to repay any principal balance and interest, at 12% per annum, within 30 days of receiving qualified investment financing of $100,000 or more.	the Company is to repay any principal balance and interest, at 10% per annum, within 30 days of receiving qualified investment financing of $5,000,000 or more.
Line Of Credit Facility Installment Percentage																																	12.00%	10.00%
Line Of Credit Facility Qualified Investment Financing																																	100,000	5,000,000
Line of Credit Facility, Periodic Payment																																		631,000
Line of Credit Facility, Periodic Payment, Interest																									500									37,800
Line Of Credit Facility Amount Utilized																									175,000
Line of Credit Facility, Current Borrowing Capacity																																	19,000
Line of Credit Facility, Remaining Borrowing Capacity																																	21,000
Payments To Acquire Office Furniture and Equipment																														39,000
Convertible Debt																						$ 25,000	$ 500,000
Number Of Accredited Investors																0							0

INCOME TAXES - Additional Information (Details) (USD $)	12 Months Ended		69 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	$ 9,651,000	$ 9,386,000	$ 9,651,000
Operating Loss Carryforwards, Expiration Dates	carry forwards expire in twenty years beginning in 2026 and for the State of California purposes they expire in five years beginning in 2011.
Valuation Allowance Percentage	100.00%
Increased Valuation Allowance	$ 266,000	$ 822,000	$ 9,651,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	8.83%

Subsequent Events - Additional Information (Details) (Subsequent Event [Member], USD $)	0 Months Ended	12 Months Ended
	Oct. 11, 2012	Dec. 31, 2011 Tca Global Credit Master Fund Lp [Member]
Subsequent Event [Line Items]
Short-term convertible note payable, outstanding amount	$ 37,500
Proceeds from short-term convertible note payable	35,000
Convertible note payable, interest rate	8.00%
Convertible note payable, maturity date	Jul 15, 2013
Convertible note payable, conversion terms	The note is convertible into common shares after six months, and the conversion price is calculated by multiplying 58% (42% discount to market) by the average of the lowest three closing bid prices during the 10 days prior to the conversion date.
Equity Agreement Value Of Shares Committed To Purchase		2,000,000
Equity Agreement Par Value Per Share Committed To Purchase		0.001
Equity Agreement Purchase Price Description		The purchase price of the Shares under the Equity Agreement is equal to ninety-five percent (95%) of the lowest daily volume weighted average price of BlueFire''s common stock during the five (5) consecutive trading days after BlueFire delivers to TCA an Advance notice in writing requiring TCA to advance funds (an "Advance") to BlueFire, subject to the terms of the Equity Agreement.
Equity Agreement Facility Fee Shares Value		$ 110,000